UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street International Developed Equity Index Portfolio

SSIHX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-800-647-7327.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$7	0.14%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$3,332,121,446
# of Portfolio Holdings	752
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
France	9.2%
United States	8.8%
Germany	8.3%
Australia	7.3%
Switzerland	6.2%
Netherlands	4.8%
Denmark	3.9%
Sweden	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Novo Nordisk AS, B	2.8%
ASML Holding NV	2.4%
Nestle SA	1.6%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Toyota Motor Corp.	1.3%
SAP SE	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Roche Holding AG	1.2%

TSR SAR SSIHX

State Street Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-866-392-0869.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Money Market Portfolio	$3	0.06%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$16,348,789,058
# of Portfolio Holdings	148

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

State Street Treasury Money Market Portfolio

SSKXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-866-392-0869.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$12,181,634,684
# of Portfolio Holdings	159

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR SSKXX

State Street Treasury Plus Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-866-392-0869.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$47,654,557,744
# of Portfolio Holdings	161

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

State Street U.S. Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-866-392-0869.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$137,539,503,890
# of Portfolio Holdings	210

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.5%
Over 180 Days	10.6%

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to the Registrant.

Item 3. Audit Committee Financial Expert.

Not applicable to the Registrant.

Item 4. Principal Accountant Fees and Services.

Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.8%
Alinghi Funding Co. LLC(a)	5.300%	07/09/2024	07/09/2024	$93,600,000	$93,446,218
Alinghi Funding Co. LLC(a)	5.320%	07/02/2024	07/02/2024	140,000,000	139,916,533
Anglesea Funding LLC(a)	5.340%	07/03/2024	07/03/2024	175,000,000	174,870,278
Anglesea Funding LLC(a)	5.350%	07/02/2024	07/02/2024	75,000,000	74,955,535
Anglesea Funding LLC(a)	5.370%	07/08/2024	07/08/2024	100,000,000	99,851,521
Anglesea Funding LLC, SOFR + 0.12%(a),(b)	5.460%	07/01/2024	08/01/2024	100,000,000	100,000,000
Aquitaine Funding Co. LLC(a)	5.410%	09/04/2024	09/04/2024	75,000,000	74,227,539
Barclays Bank PLC(a)	5.340%	07/03/2024	07/03/2024	50,000,000	49,963,071
Barclays Bank PLC(a)	5.350%	10/03/2024	10/03/2024	43,250,000	42,628,155
Barton Capital SA(a)	5.330%	07/19/2024	07/19/2024	75,000,000	74,764,013
Bennington Stark Capital Co. LLC(a)	5.350%	07/02/2024	07/02/2024	81,024,000	80,975,810
Britannia Funding Co. LLC(a)	5.410%	08/15/2024	08/15/2024	45,000,000	44,675,040
Britannia Funding Co. LLC(a)	5.420%	07/30/2024	07/30/2024	50,000,000	49,759,526
Chesham Finance Ltd./Chesham Finance LLC(a)	5.340%	07/01/2024	07/01/2024	50,000,000	49,977,774
Chesham Finance Ltd./Chesham Finance LLC(a)	5.340%	07/02/2024	07/02/2024	50,000,000	49,970,357
Columbia Funding Co. LLC(a)	5.250%	07/22/2024	07/22/2024	100,000,000	99,642,044
Concord Minutemen Capital Co. LLC(a)	5.350%	07/03/2024	07/03/2024	50,000,000	49,962,798
Gotham Funding Corp.(a)	5.400%	07/19/2024	07/19/2024	75,000,000	74,765,325
Ionic Funding LLC	5.480%	07/10/2024	07/10/2024	50,000,000	49,909,875
Ionic Funding LLC	5.490%	07/15/2024	07/15/2024	85,000,000	84,781,885
Legacy Capital Co. LLC, SOFR + 0.20%(a),(b)	5.540%	07/01/2024	08/15/2024	75,000,000	75,005,314
Longship Funding LLC(a)	5.350%	07/02/2024	07/02/2024	100,000,000	99,940,873
Mountcliff Funding LLC(a)	5.300%	07/01/2024	07/01/2024	175,000,000	174,922,209
Ridgefield Funding Co. LLC, SOFR + 0.20%(a),(b)	5.540%	07/01/2024	09/09/2024	58,000,000	58,004,369
Victory Receivables Corp.(a)	5.380%	07/09/2024	07/09/2024	120,000,000	119,803,577
TOTAL ASSET BACKED COMMERCIAL PAPER					2,086,719,639
CERTIFICATES OF DEPOSIT—20.7%
Bank of America NA	5.320%	10/10/2024	10/10/2024	104,000,000	103,916,128
Bank of America NA	5.340%	07/05/2024	07/05/2024	200,000,000	200,000,000
Bank of America NA	5.390%	07/18/2024	07/18/2024	150,000,000	150,003,750
Bank of Montreal	5.390%	07/19/2024	07/19/2024	100,000,000	100,001,139
Bank of Montreal	5.500%	12/05/2024	12/05/2024	26,500,000	26,488,492
Bank of Montreal, SOFR + 0.47%(b)	5.810%	07/01/2024	12/18/2024	60,000,000	60,081,400
Bank of Nova Scotia, SOFR + 0.38%(b)	5.720%	07/01/2024	01/03/2025	60,000,000	60,058,468
Barclays Bank PLC	5.360%	08/12/2024	08/12/2024	100,000,000	99,980,091
Canadian Imperial Bank of Commerce	5.500%	12/06/2024	12/06/2024	50,000,000	49,974,330
Canadian Imperial Bank of Commerce	5.800%	11/12/2024	11/12/2024	75,000,000	75,033,457
Cooperatieve Rabobank UA, SOFR + 0.19%(b)	5.530%	07/01/2024	08/19/2024	100,000,000	100,016,157
Credit Agricole Corporate & Investment Bank SA	5.370%	07/31/2024	07/31/2024	80,500,000	80,495,114
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.19%(b)	5.530%	07/01/2024	08/14/2024	75,000,000	75,009,742
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.20%(b)	5.540%	07/01/2024	07/31/2024	50,000,000	50,006,663
Credit Industriel et Commercial, SOFR + 0.27%(b)	5.610%	07/01/2024	10/11/2024	40,000,000	40,017,114
KBC Bank NV	5.440%	08/14/2024	08/14/2024	88,000,000	88,006,462
KBC Bank NV	5.440%	08/23/2024	08/23/2024	75,000,000	75,006,348
Mizuho Bank Ltd.	5.400%	09/09/2024	09/09/2024	104,000,000	103,966,062
Mizuho Bank Ltd.	5.450%	08/05/2024	08/05/2024	125,000,000	125,001,784
Mizuho Bank Ltd.	5.490%	08/02/2024	08/02/2024	70,000,000	70,005,384
Mizuho Bank Ltd., SOFR + 0.18%(b)	5.520%	07/01/2024	08/13/2024	50,000,000	50,004,721
MUFG Bank Ltd., SOFR + 0.18%(b)	5.520%	07/01/2024	09/06/2024	124,000,000	124,011,930
Natixis SA	5.350%	10/03/2024	10/03/2024	100,000,000	99,939,554
Natixis SA, SOFR + 0.25%(b)	5.590%	07/01/2024	07/31/2024	50,000,000	50,008,541
Nordea Bank Abp, SOFR + 0.16%(b)	5.500%	07/01/2024	08/15/2024	48,000,000	48,004,034
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Norinchukin Bank	5.330%	07/01/2024	07/01/2024	$150,000,000	$150,000,031
Norinchukin Bank	5.330%	07/02/2024	07/02/2024	150,000,000	150,000,031
Norinchukin Bank	5.330%	07/05/2024	07/05/2024	150,000,000	149,999,977
Oversea-Chinese Banking Corp. Ltd.	5.440%	07/31/2024	07/31/2024	80,000,000	80,001,600
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.24%(b)	5.580%	07/01/2024	07/02/2024	100,000,000	100,001,961
Standard Chartered Bank	5.420%	07/05/2024	07/05/2024	52,000,000	51,999,586
Sumitomo Mitsui Banking Corp., SOFR + 0.17%(b)	5.510%	07/01/2024	08/12/2024	68,250,000	68,253,838
Sumitomo Mitsui Trust Bank Ltd.	5.450%	08/22/2024	08/22/2024	75,000,000	75,004,531
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.24%(b)	5.580%	07/01/2024	07/12/2024	50,000,000	50,002,845
Svenska Handelsbanken AB, SOFR + 0.35%(b)	5.690%	07/01/2024	01/09/2025	125,000,000	125,095,200
Toronto-Dominion Bank, SOFR + 0.38%(b)	5.720%	07/01/2024	01/03/2025	36,000,000	36,031,886
Toronto-Dominion Bank, SOFR + 0.38%(b)	5.720%	07/01/2024	01/06/2025	40,000,000	40,035,131
Wells Fargo Bank NA, SOFR + 0.60%(b)	5.940%	07/01/2024	11/07/2024	75,000,000	75,113,201
Wells Fargo Bank NA, SOFR + 0.65%(b)	5.990%	07/01/2024	07/05/2024	70,000,000	70,007,469
Westpac Banking Corp.	5.850%	07/09/2024	07/09/2024	50,000,000	50,005,634
TOTAL CERTIFICATES OF DEPOSIT					3,376,589,786
FINANCIAL COMPANY COMMERCIAL PAPER—14.6%
Australia & New Zealand Banking Group Ltd.(a)	5.130%	08/12/2024	08/12/2024	50,000,000	49,665,750
Australia & New Zealand Banking Group Ltd., SOFR + 0.20%(a)	5.540%	07/01/2024	01/06/2025	50,000,000	50,000,580
BPCE SA(a)	5.320%	07/15/2024	07/15/2024	50,000,000	49,874,255
BPCE SA(a)	5.400%	07/23/2024	07/23/2024	100,000,000	99,629,977
BPCE SA(a)	5.560%	08/06/2024	08/06/2024	100,000,000	99,422,258
Canadian Imperial Bank of Commerce(a)	5.340%	07/02/2024	07/02/2024	75,000,000	74,955,600
Canadian Imperial Bank of Commerce(a)	5.340%	07/03/2024	07/03/2024	75,000,000	74,944,479
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a),(b)	5.450%	07/01/2024	08/05/2024	125,000,000	125,000,000
Commonwealth Bank of Australia, SOFR + 0.23%(a),(b)	5.570%	07/01/2024	02/26/2025	50,000,000	49,992,720
DBS Bank Ltd.(a)	5.200%	07/23/2024	07/23/2024	50,000,000	49,814,738
DBS Bank Ltd.(a)	5.360%	07/02/2024	07/02/2024	100,000,000	99,940,984
DNB Bank ASA(a)	5.480%	11/07/2024	11/07/2024	100,000,000	98,062,387
DNB Bank ASA(a)	5.650%	07/01/2024	07/01/2024	100,000,000	99,955,982
HSBC Bank PLC, SOFR + 0.39%(a),(b)	5.730%	07/01/2024	01/03/2025	99,250,000	99,330,067
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.870%	07/01/2024	11/26/2024	50,000,000	50,071,459
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.870%	07/01/2024	11/27/2024	50,000,000	50,071,688
Lloyds Bank PLC	5.270%	08/13/2024	08/13/2024	44,250,000	43,946,458
Macquarie Bank Ltd.(a)	5.410%	07/25/2024	07/25/2024	85,000,000	84,655,920
Macquarie Bank Ltd., SOFR + 0.19%(a),(b)	5.530%	07/01/2024	08/16/2024	82,000,000	82,011,588
National Australia Bank Ltd.(a)	5.480%	08/26/2024	08/26/2024	65,000,000	64,431,284
National Australia Bank Ltd., SOFR + 0.20%(a),(b)	5.540%	07/01/2024	11/01/2024	125,000,000	125,010,595
National Bank of Canada(a)	5.480%	08/16/2024	08/16/2024	50,000,000	49,635,232
Nationwide Building Society(a)	5.320%	07/05/2024	07/05/2024	350,000,000	349,636,584
NRW Bank(a)	5.315%	07/03/2024	07/03/2024	150,000,000	149,889,850
Svenska Handelsbanken AB(a)	5.600%	08/12/2024	08/12/2024	75,000,000	74,505,469
Svenska Handelsbanken AB, SOFR + 0.40%(a),(b)	5.740%	07/01/2024	12/18/2024	50,000,000	50,050,310
Swedbank AB, SOFR + 0.20%	5.540%	07/01/2024	07/11/2024	50,000,000	50,001,908
Westpac Banking Corp., SOFR + 0.55%(a),(b)	5.890%	07/01/2024	11/01/2024	50,000,000	50,076,967
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,394,585,089
OTHER NOTES—32.0%
ABN AMRO Bank NV	5.310%	07/01/2024	07/01/2024	275,000,000	275,000,000
ABN AMRO Bank NV	5.330%	07/02/2024	07/02/2024	75,000,000	75,000,000
ABN AMRO Bank NV	5.330%	07/03/2024	07/03/2024	305,000,000	305,000,000
Australia & New Zealand Banking Group Ltd.	5.320%	07/01/2024	07/01/2024	425,000,000	425,000,000
Bank of Montreal	5.320%	07/01/2024	07/01/2024	350,000,000	350,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal	5.330%	07/02/2024	07/02/2024	$100,000,000	$100,000,000
Canadian Imperial Bank of Commerce	5.310%	07/01/2024	07/01/2024	300,000,000	300,000,000
Citibank NA	5.340%	07/01/2024	07/01/2024	300,000,000	300,000,000
First Abu Dhabi Bank USA	5.320%	07/01/2024	07/01/2024	350,000,000	350,000,000
ING Bank NV	5.330%	07/01/2024	07/01/2024	155,000,000	155,000,000
ING Bank NV	5.330%	07/02/2024	07/02/2024	185,000,000	185,000,000
ING Bank NV	5.330%	07/05/2024	07/05/2024	175,000,000	175,000,000
KBC Bank NV	5.310%	07/01/2024	07/01/2024	500,000,000	500,000,000
Mizuho Bank Ltd.	5.320%	07/01/2024	07/01/2024	295,000,000	295,000,000
National Bank of Canada	5.320%	07/03/2024	07/03/2024	150,000,000	150,000,000
Royal Bank of Canada	5.320%	07/01/2024	07/01/2024	400,000,000	400,000,000
Royal Bank of Canada	5.320%	07/03/2024	07/03/2024	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB	5.310%	07/01/2024	07/01/2024	500,000,000	500,000,000
Svenska Handelsbanken AB	5.300%	07/01/2024	07/01/2024	100,000,000	100,000,000
Toronto-Dominion Bank	5.320%	07/01/2024	07/01/2024	150,000,000	150,000,000
TOTAL OTHER NOTES					5,240,000,000
TREASURY DEBT—3.5%
U.S. Treasury Bills(c)	4.780%	07/18/2024	07/18/2024	55,000,000	54,863,386
U.S. Treasury Bills(c)	4.781%	07/18/2024	07/18/2024	36,250,000	36,159,959
U.S. Treasury Bills(c)	4.782%	07/18/2024	07/18/2024	11,250,000	11,222,056
U.S. Treasury Bills(c)	4.785%	07/18/2024	07/18/2024	22,500,000	22,444,112
U.S. Treasury Bills(c)	4.903%	07/25/2024	07/25/2024	50,000,000	49,825,834
U.S. Treasury Bills(c)	5.006%	08/08/2024	08/08/2024	15,600,000	15,513,855
U.S. Treasury Bills(c)	5.008%	08/08/2024	08/08/2024	5,600,000	5,569,076
U.S. Treasury Bills(c)	5.009%	08/08/2024	08/08/2024	11,100,000	11,038,704
U.S. Treasury Bills(c)	5.011%	08/08/2024	08/08/2024	17,800,000	17,701,706
U.S. Treasury Bills(c)	5.111%	08/22/2024	08/22/2024	125,000,000	124,056,642
U.S. Treasury Bills(c)	5.158%	08/29/2024	08/29/2024	87,500,000	86,746,060
U.S. Treasury Bills(c)	5.160%	08/29/2024	08/29/2024	37,500,000	37,176,883
U.S. Treasury Bills(c)	5.317%	12/26/2024	12/26/2024	60,370,000	58,843,193
U.S. Treasury Bills(c)	5.320%	12/26/2024	12/26/2024	37,430,000	36,483,364
U.S. Treasury Bills(c)	5.323%	12/26/2024	12/26/2024	2,200,000	2,144,360
TOTAL TREASURY DEBT					569,789,190
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.3%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.810% – 7.000% due 06/01/2030 – 06/01/2054, Federal National Mortgage Associations, 1.500% – 7.315% due 10/01/2026 – 05/01/2054, and Government National Mortgage Associations, 2.000% – 7.000% due 08/20/2026 – 03/20/2064, valued at $540,600,000); expected proceeds $530,235,408	5.330%	07/01/2024	07/01/2024	530,000,000	530,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by Federal Home Loan Bank, 5.740% due 04/12/2028, valued at $5,000,718); expected proceeds $4,905,240	5.500%	07/02/2024	07/02/2024	4,900,000	4,900,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					534,900,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS—11.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 05/28/2024 (collateralized by various Corporate Bonds, 0.000% – 9.150% due 07/15/2027 – 10/25/2051, valued at $66,691,605); expected proceeds $58,328,183	5.820%	07/01/2024	07/02/2024	$58,000,000	$58,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 08/24/2023 (collateralized by various Common Stocks, and various Corporate Bonds, 0.625% – 8.750% due 07/15/2024 – 05/13/2064, valued at $108,232,115); expected proceeds $104,740,667	5.470%	07/01/2024	07/01/2024	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2024 (collateralized by various Corporate Bonds, 4.375% – 11.750% due 11/15/2024 – 12/21/2065, valued at $129,950,489); expected proceeds $114,103,445(d)	5.670%	07/01/2024	08/01/2024	113,000,000	113,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/14/2024 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 12/15/2024 – 12/31/2099, valued at $143,750,036); expected proceeds $125,632,222(d)	5.690%	07/01/2024	07/16/2024	125,000,000	125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2024 (collateralized by various Corporate Bonds, 1.200% – 6.915% due 11/10/2024 – 12/31/2099, valued at $36,771,807); expected proceeds $35,335,145(d)	5.560%	07/01/2024	08/01/2024	35,000,000	35,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $380,153,182); expected proceeds $350,159,542	5.470%	07/01/2024	07/01/2024	350,000,000	350,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 0.000% – 12.585% due 05/07/2030 – 09/25/2068, valued at $158,091,040); expected proceeds $140,063,233	5.420%	07/01/2024	07/01/2024	140,000,000	140,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/23/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 0.250% – 6.750% due 03/01/2025 – 04/01/2052, valued at $88,413,411); expected proceeds $82,184,040(d)	5.720%	07/01/2024	08/23/2024	81,000,000	81,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 5.766% due 05/01/2025 – 04/22/2035, valued at $30,685,374); expected proceeds $29,625,890(d)	5.770%	07/01/2024	09/06/2024	29,200,000	29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 0.500% – 6.162% due 08/09/2024 – 01/11/2031, valued at $45,991,268); expected proceeds $44,438,835(d)	5.770%	07/01/2024	09/06/2024	43,800,000	43,800,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 1.000% – 6.450% due 02/26/2027 – 09/11/2028, valued at $42,001,201); expected proceeds $40,390,600(d)	5.670%	07/01/2024	08/08/2024	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 7.000% due 03/01/2028 – 04/15/2031, valued at $110,000,129); expected proceeds $100,045,167	5.420%	07/01/2024	07/01/2024	$100,000,000	$100,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 2.250% – 5.000% due 04/15/2038 – 05/16/2057, and various Corporate Bonds, 0.750% – 8.875% due 03/19/2025 – 11/14/2033, valued at $34,958,193); expected proceeds $34,015,102	5.330%	07/01/2024	07/01/2024	34,000,000	34,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Common Stocks, valued at $108,000,001); expected proceeds $101,423,139(d)	5.630%	07/01/2024	09/06/2024	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $162,000,022); expected proceeds $150,067,750	5.420%	07/01/2024	07/01/2024	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/25/2024 (collateralized by various Corporate Bonds, 1.450% – 10.250% due 12/15/2024 – 05/15/2097, valued at $56,473,738); expected proceeds $50,044,833	5.380%	07/01/2024	07/01/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by various Corporate Bonds, 1.375% – 13.375% due 12/15/2024 – 01/01/2099, and a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, valued at $83,976,735); expected proceeds $75,067,250	5.380%	07/03/2024	07/03/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 3.375% – 6.375% due 12/15/2025 – 06/15/2054, valued at $240,776,514); expected proceeds $221,099,266	5.390%	07/01/2024	07/01/2024	221,000,000	221,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,845,000,000
TOTAL INVESTMENTS –98.2% (Cost $16,048,371,599)(e)					16,047,583,704
Other Assets in Excess of Liabilities —1.8%					301,205,354
NET ASSETS –100.0%					$16,348,789,058
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $567,000,000 or 3.5% of net assets as of June 30, 2024.
(e)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$2,086,719,639	$—	$2,086,719,639
Certificates Of Deposit	—	3,376,589,786	—	3,376,589,786
Financial Company Commercial Paper	—	2,394,585,089	—	2,394,585,089
Other Notes	—	5,240,000,000	—	5,240,000,000
Treasury Debt	—	569,789,190	—	569,789,190
Government Agency Repurchase Agreements	—	534,900,000	—	534,900,000
Other Repurchase Agreements	—	1,845,000,000	—	1,845,000,000
Total Investments	$—	$16,047,583,704	$—	$16,047,583,704
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$13,667,683,704
Repurchase agreements, at value	2,379,900,000
Total Investments	16,047,583,704
Cash	311,574,777
Interest receivable — unaffiliated issuers	40,814,053
TOTAL ASSETS	16,399,972,534
LIABILITIES
Payable for investments purchased	49,992,583
Advisory and administrator fee payable	612,544
Custody, sub-administration and transfer agent fees payable	520,240
Trustees’ fees and expenses payable	3,909
Professional fees payable	28,487
Printing fees payable	5,074
Accrued expenses and other liabilities	20,639
TOTAL LIABILITIES	51,183,476
NET ASSETS	$16,348,789,058
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,668,471,599
Repurchase agreements	2,379,900,000
Total cost of investments	$16,048,371,599
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$435,274,001
EXPENSES
Advisory and administrator fee	3,934,327
Custodian, sub-administrator and transfer agent fees	506,919
Trustees’ fees and expenses	57,802
Professional fees and expenses	59,345
Printing and postage fees	6,040
Insurance expense	3,204
Miscellaneous expenses	22,822
TOTAL EXPENSES	4,590,459
NET INVESTMENT INCOME (LOSS)	$430,683,542
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,584)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,723,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,731,200)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$426,952,342
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$430,683,542	$686,653,262
Net realized gain (loss)	(7,584)	39,222
Net change in unrealized appreciation/depreciation	(3,723,616)	2,635,101
Net increase (decrease) in net assets resulting from operations	426,952,342	689,327,585
CAPITAL TRANSACTIONS
Contributions	25,091,107,414	42,903,234,505
Withdrawals	(23,399,164,875)	(41,262,964,315)
Net increase (decrease) in net assets from capital transactions	1,691,942,539	1,640,270,190
Net increase (decrease) in net assets during the period	2,118,894,881	2,329,597,775
Net assets at beginning of period	14,229,894,177	11,900,296,402
NET ASSETS AT END OF PERIOD	$16,348,789,058	$14,229,894,177
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.71%	5.19%	1.80%	0.10%	0.77%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,348,789	$14,229,894	$11,900,296	$12,936,276	$16,127,554	$21,626,159
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	5.44%(b)	5.20%	1.69%	0.11%	0.72%	2.29%
(a)	Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $2,379,900,000 and associated collateral equal to $2,572,517,578.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023,  SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,048,371,599	$1,000,833	$1,788,728	$(787,895)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street U.S. Government Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.0%
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.420%	06/29/2024	08/14/2024	$88,900,000	$88,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.420%	06/29/2024	09/27/2024	390,000,000	390,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.425%	06/29/2024	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.430%	06/29/2024	09/16/2024	46,900,000	46,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.440%	06/29/2024	10/11/2024	266,500,000	266,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.440%	06/29/2024	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.445%	06/29/2024	11/22/2024	89,700,000	89,700,000
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	5.450%	06/29/2024	02/27/2025	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.450%	06/29/2024	11/15/2024	126,600,000	126,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.455%	06/29/2024	12/03/2024	114,800,000	114,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.460%	06/29/2024	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	5.470%	06/29/2024	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	5.475%	06/29/2024	03/04/2026	259,300,000	259,374,786
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	5.495%	06/29/2024	02/06/2026	250,000,000	249,980,909
Federal Farm Credit Discount Notes (b)	5.100%	01/06/2025	01/06/2025	47,000,000	45,741,575
Federal Farm Credit Discount Notes (b)	5.100%	01/08/2025	01/08/2025	35,000,000	34,052,958
Federal Farm Credit Discount Notes (b)	5.100%	01/13/2025	01/13/2025	38,360,000	37,294,871
Federal Home Loan Bank Discount Notes (b)	4.580%	01/28/2025	01/28/2025	479,000,000	466,141,777
Federal Home Loan Bank Discount Notes (b)	4.650%	02/03/2025	02/03/2025	213,500,000	207,515,773
Federal Home Loan Bank Discount Notes (b)	4.760%	02/10/2025	02/10/2025	525,800,000	510,226,972
Federal Home Loan Bank Discount Notes (b)	4.780%	01/31/2025	01/31/2025	200,000,000	194,317,111
Federal Home Loan Bank Discount Notes (b)	4.790%	01/24/2025	01/24/2025	111,000,000	107,942,783
Federal Home Loan Bank Discount Notes (b)	4.997%	11/29/2024	11/29/2024	710,080,000	695,198,469
Federal Home Loan Bank Discount Notes (b)	5.100%	01/13/2025	01/13/2025	43,600,000	42,389,373
Federal Home Loan Bank Discount Notes (b)	5.160%	08/01/2024	08/01/2024	542,700,000	540,288,603
Federal Home Loan Bank Discount Notes (b)	5.195%	09/25/2024	09/25/2024	889,000,000	877,967,263
Federal Home Loan Bank Discount Notes (b)	5.250%	09/06/2024	09/06/2024	683,750,000	677,069,193
Federal Home Loan Banks	5.105%	01/10/2025	01/10/2025	952,500,000	952,500,000
Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	220,165,000	212,227,789
Federal Home Loan Banks	5.305%	05/12/2025	05/12/2025	655,400,000	655,400,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.365%	06/29/2024	10/21/2024	304,400,000	304,400,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.380%	06/29/2024	03/14/2025	723,000,000	723,000,000
Federal Home Loan Banks, SOFR + 0.07% (a)	5.410%	06/29/2024	07/05/2024	452,100,000	452,100,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.420%	06/29/2024	08/16/2024	644,200,000	644,200,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.430%	06/29/2024	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	11/21/2024	374,400,000	374,400,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	12/02/2024	375,500,000	375,500,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	12/19/2024	710,600,000	710,600,000
Federal Home Loan Banks, SOFR + 0.12% (a)	5.455%	06/29/2024	11/01/2024	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	02/09/2026	120,520,000	120,520,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	02/13/2026	$384,760,000	$384,760,000
Federal Home Loan Banks	5.500%	05/13/2025	05/13/2025	159,000,000	159,000,000
Federal Home Loan Banks, SOFR + 0.16% (a)	5.500%	06/29/2024	07/14/2025	678,450,000	679,096,170
Federal Home Loan Banks, SOFR + 0.19% (a)	5.530%	06/29/2024	10/30/2025	1,200,000,000	1,200,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	5.540%	06/29/2024	11/14/2025	750,000,000	750,000,000
Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	94,983,000	91,559,979
TOTAL GOVERNMENT AGENCY DEBT					17,807,344,354
TREASURY DEBT—44.6%
U.S. Treasury Bills (b)	2.626%	07/02/2024	07/02/2024	483,200,000	483,129,923
U.S. Treasury Bills (b)	2.647%	07/02/2024	07/02/2024	160,000,000	159,976,800
U.S. Treasury Bills (b)	2.649%	07/02/2024	07/02/2024	320,750,000	320,703,447
U.S. Treasury Bills (b)	4.094%	07/05/2024	07/05/2024	573,600,000	573,278,465
U.S. Treasury Bills (b)	4.643%	07/11/2024	07/11/2024	50,150,000	50,079,929
U.S. Treasury Bills (b)	4.647%	07/11/2024	07/11/2024	809,850,000	808,717,335
U.S. Treasury Bills (b)	4.648%	07/11/2024	07/11/2024	812,200,000	811,063,822
U.S. Treasury Bills (b)	4.693%	07/09/2024	07/09/2024	978,000,000	976,869,649
U.S. Treasury Bills (b)	4.694%	07/09/2024	07/09/2024	326,100,000	325,722,992
U.S. Treasury Bills (b)	4.696%	07/09/2024	07/09/2024	571,200,000	570,539,312
U.S. Treasury Bills (b)	4.733%	07/11/2024	07/11/2024	93,150,000	93,017,313
U.S. Treasury Bills (b)	4.735%	07/11/2024	07/11/2024	343,955,000	343,464,864
U.S. Treasury Bills (b)	4.780%	07/18/2024	07/18/2024	882,400,000	880,324,889
U.S. Treasury Bills (b)	4.781%	07/18/2024	07/18/2024	588,000,000	586,616,942
U.S. Treasury Bills (b)	4.782%	07/18/2024	07/18/2024	175,000,000	174,588,252
U.S. Treasury Bills (b)	4.785%	07/18/2024	07/18/2024	350,000,000	349,176,090
U.S. Treasury Bills (b)	4.823%	07/11/2024	07/11/2024	684,460,000	683,466,582
U.S. Treasury Bills (b)	4.903%	07/25/2024	07/25/2024	562,600,000	560,717,165
U.S. Treasury Bills (b)	4.932%	08/01/2024	08/01/2024	725,600,000	722,475,889
U.S. Treasury Bills (b)	4.958%	07/16/2024	07/16/2024	818,520,000	816,744,835
U.S. Treasury Bills (b)	4.959%	07/16/2024	07/16/2024	503,440,000	502,347,955
U.S. Treasury Bills (b)	4.960%	07/16/2024	07/16/2024	661,000,000	659,565,905
U.S. Treasury Bills (b)	4.961%	07/16/2024	07/16/2024	264,050,000	263,477,067
U.S. Treasury Bills (b)	4.963%	07/16/2024	07/16/2024	754,750,000	753,111,564
U.S. Treasury Bills (b)	4.971%	11/29/2024	11/29/2024	99,420,000	97,403,749
U.S. Treasury Bills (b)	5.006%	08/08/2024	08/08/2024	932,900,000	927,936,972
U.S. Treasury Bills (b)	5.008%	08/08/2024	08/08/2024	333,100,000	331,327,029
U.S. Treasury Bills (b)	5.009%	08/08/2024	08/08/2024	666,700,000	663,151,045
U.S. Treasury Bills (b)	5.011%	08/08/2024	08/08/2024	1,066,200,000	1,060,522,189
U.S. Treasury Bills (b)	5.041%	08/08/2024	08/08/2024	62,000,000	61,667,869
U.S. Treasury Bills (b)	5.042%	03/20/2025	03/20/2025	40,975,000	39,542,861
U.S. Treasury Bills (b)	5.046%	08/08/2024	08/08/2024	471,200,000	468,673,321
U.S. Treasury Bills (b)	5.051%	08/08/2024	08/08/2024	631,700,000	628,309,350
U.S. Treasury Bills (b)	5.051%	08/15/2024	08/15/2024	557,780,000	554,252,042
U.S. Treasury Bills (b)	5.052%	08/15/2024	08/15/2024	184,650,000	183,481,858
U.S. Treasury Bills (b)	5.056%	08/15/2024	08/15/2024	244,250,000	242,703,592
U.S. Treasury Bills (b)	5.111%	08/22/2024	08/22/2024	1,629,000,000	1,616,999,700
U.S. Treasury Bills (b)	5.123%	07/30/2024	07/30/2024	851,000,000	847,431,828
U.S. Treasury Bills (b)	5.130%	07/23/2024	07/23/2024	187,400,000	186,811,551
U.S. Treasury Bills (b)	5.147%	09/05/2024	09/05/2024	1,000,000,000	990,640,833
U.S. Treasury Bills (b)	5.154%	09/12/2024	09/12/2024	813,700,000	805,284,986
U.S. Treasury Bills (b)	5.158%	08/29/2024	08/29/2024	1,484,940,000	1,472,455,367
U.S. Treasury Bills (b)	5.158%	09/05/2024	09/05/2024	481,600,000	477,082,913
U.S. Treasury Bills (b)	5.160%	08/29/2024	08/29/2024	519,800,000	515,428,078
U.S. Treasury Bills (b)	5.162%	09/05/2024	09/05/2024	116,260,000	115,168,706
U.S. Treasury Bills (b)	5.181%	09/26/2024	09/26/2024	350,000,000	345,682,021
U.S. Treasury Bills (b)	5.214%	10/31/2024	10/31/2024	366,500,000	360,171,869
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (b)	5.215%	08/13/2024	08/13/2024	$998,000,000	$991,765,549
U.S. Treasury Bills (b)	5.215%	09/06/2024	10/10/2024	975,250,000	961,241,076
U.S. Treasury Bills (b)	5.216%	10/31/2024	10/31/2024	293,300,000	288,233,283
U.S. Treasury Bills (b)	5.219%	10/31/2024	10/31/2024	219,900,000	216,099,395
U.S. Treasury Bills (b)	5.229%	08/06/2024	08/06/2024	628,740,000	625,424,968
U.S. Treasury Bills (b)	5.242%	10/31/2024	10/31/2024	950,000,000	933,508,396
U.S. Treasury Bills (b)	5.259%	09/10/2024	09/10/2024	750,000,000	742,255,083
U.S. Treasury Bills (b)	5.262%	08/27/2024	08/27/2024	442,800,000	439,127,989
U.S. Treasury Bills (b)	5.265%	08/27/2024	08/27/2024	856,700,000	849,592,246
U.S. Treasury Bills (b)	5.268%	10/03/2024	10/03/2024	327,500,000	323,070,381
U.S. Treasury Bills (b)	5.269%	10/03/2024	10/03/2024	327,700,000	323,266,820
U.S. Treasury Bills (b)	5.274%	10/24/2024	10/24/2024	450,000,000	442,582,500
U.S. Treasury Bills (b)	5.283%	09/03/2024	09/03/2024	416,020,000	412,142,694
U.S. Treasury Bills (b)	5.284%	11/07/2024	11/07/2024	1,168,000,800	1,146,425,392
U.S. Treasury Bills (b)	5.285%	09/03/2024	09/03/2024	833,960,000	826,183,786
U.S. Treasury Bills (b)	5.287%	10/31/2024	10/31/2024	854,142,000	839,191,431
U.S. Treasury Bills (b)	5.287%	11/07/2024	11/07/2024	331,150,000	325,030,003
U.S. Treasury Bills (b)	5.288%	10/31/2024	10/31/2024	768,100,000	754,652,873
U.S. Treasury Bills (b)	5.289%	10/31/2024	10/31/2024	368,600,000	362,145,046
U.S. Treasury Bills (b)	5.290%	10/03/2024	10/03/2024	130,900,000	129,122,327
U.S. Treasury Bills (b)	5.291%	10/03/2024	10/03/2024	327,700,000	323,248,423
U.S. Treasury Bills (b)(c)	5.292%	10/29/2024	10/29/2024	678,020,000	666,329,730
U.S. Treasury Bills (b)(c)	5.294%	10/29/2024	10/29/2024	322,870,000	317,301,546
U.S. Treasury Bills (b)	5.295%	10/03/2024	10/03/2024	327,700,000	323,245,428
U.S. Treasury Bills (b)	5.296%	09/17/2024	09/17/2024	1,526,430,000	1,509,133,004
U.S. Treasury Bills (b)(c)	5.296%	10/29/2024	10/29/2024	849,150,000	834,497,917
U.S. Treasury Bills (b)	5.297%	09/17/2024	09/17/2024	146,720,000	145,057,100
U.S. Treasury Bills (b)	5.298%	09/17/2024	09/17/2024	76,870,000	75,998,518
U.S. Treasury Bills (b)	5.302%	11/14/2024	11/14/2024	250,720,000	245,827,896
U.S. Treasury Bills (b)	5.303%	11/14/2024	11/14/2024	1,700,000,000	1,666,822,800
U.S. Treasury Bills (b)	5.304%	11/21/2024	11/21/2024	42,690,000	41,813,132
U.S. Treasury Bills (b)	5.308%	10/08/2024	10/08/2024	847,000,000	834,841,315
U.S. Treasury Bills (b)	5.309%	09/24/2024	09/24/2024	530,340,000	523,787,907
U.S. Treasury Bills (b)	5.309%	11/21/2024	11/21/2024	106,670,000	104,478,324
U.S. Treasury Bills (b)	5.310%	12/05/2024	12/05/2024	743,280,000	726,578,034
U.S. Treasury Bills (b)	5.312%	09/24/2024	09/24/2024	344,660,000	340,399,859
U.S. Treasury Bills (b)	5.313%	12/05/2024	12/05/2024	858,050,000	838,759,725
U.S. Treasury Bills (b)	5.317%	12/26/2024	12/26/2024	754,610,000	735,432,006
U.S. Treasury Bills (b)	5.318%	12/05/2024	12/05/2024	148,670,000	145,324,429
U.S. Treasury Bills (b)	5.319%	10/08/2024	10/08/2024	1,002,980,000	988,569,435
U.S. Treasury Bills (b)	5.319%	12/19/2024	12/19/2024	599,500,000	584,841,850
U.S. Treasury Bills (b)	5.320%	10/15/2024	10/15/2024	24,230,000	23,857,942
U.S. Treasury Bills (b)	5.320%	11/29/2024	11/29/2024	298,690,000	292,215,957
U.S. Treasury Bills (b)	5.320%	12/26/2024	12/26/2024	467,880,000	455,983,306
U.S. Treasury Bills (b)	5.321%	12/19/2024	12/19/2024	950,500,000	927,248,394
U.S. Treasury Bills (b)	5.323%	11/29/2024	11/29/2024	526,902,000	515,475,984
U.S. Treasury Bills (b)	5.323%	12/26/2024	12/26/2024	27,540,000	26,839,405
U.S. Treasury Bills (b)	5.324%	10/01/2024	10/01/2024	440,100,000	434,209,384
U.S. Treasury Bills (b)	5.325%	10/15/2024	10/15/2024	539,170,000	530,882,957
U.S. Treasury Bills (b)	5.326%	10/08/2024	10/08/2024	449,000,000	442,539,171
U.S. Treasury Bills (b)	5.327%	10/01/2024	10/01/2024	709,900,000	700,393,650
U.S. Treasury Bills (b)	5.328%	10/08/2024	10/08/2024	1,000,000	985,612
U.S. Treasury Bills (b)	5.328%	12/12/2024	12/12/2024	747,400,000	729,822,605
U.S. Treasury Bills (b)	5.330%	10/15/2024	10/15/2024	411,600,000	405,267,648
U.S. Treasury Bills (b)	5.330%	12/12/2024	12/12/2024	402,590,000	393,117,281
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (b)	5.331%	10/22/2024	10/22/2024	$980,000,000	$963,947,094
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.342%	06/29/2024	07/31/2024	699,000,000	698,968,630
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.445%	06/29/2024	10/31/2024	355,295,000	355,259,620
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	5.455%	06/29/2024	04/30/2026	712,182,900	712,165,041
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.475%	07/01/2024	10/31/2025	731,684,000	731,226,624
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.505%	06/29/2024	01/31/2025	361,000,000	361,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	5.550%	06/29/2024	01/31/2026	474,153,800	474,140,013
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	687,930,000	657,867,149
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	223,280,000	217,461,506
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	255,190,000	249,888,611
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	132,320,000	129,811,609
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	577,850,000	571,546,450
TOTAL TREASURY DEBT					61,366,777,974
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—16.8%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 7.000% due 01/01/2054, Federal National Mortgage Associations, 2.000% – 6.000% due 03/01/2046 – 10/01/2053, U.S. Treasury Bills, 0.000% due 06/12/2025, and a U.S. Treasury Note, 1.500% due 09/30/2024, valued at $255,000,044); expected proceeds $250,111,042	5.330%	07/01/2024	07/01/2024	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/05/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.500% due 10/01/2027 – 08/15/2056, Federal National Mortgage Associations, 0.000% – 7.000% due 05/25/2030 – 07/01/2054, and Government National Mortgage Associations, 0.000% – 6.000% due 05/20/2036 – 07/20/2073, valued at $732,178,736); expected proceeds $716,048,017 (d)	5.380%	08/01/2024	08/01/2024	710,000,000	710,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2050 – 06/01/2054, valued at $408,000,000); expected proceeds $400,177,000	5.310%	07/01/2024	07/01/2024	400,000,000	400,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 3.000% – 7.000% due 07/20/2040 – 06/20/2064, valued at $40,800,000); expected proceeds $40,017,767	5.330%	07/01/2024	07/01/2024	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Farm Credit Bank, 1.160% due 10/27/2026, a Federal Home Loan Bank, 5.500% due 07/15/2036, a Federal Home Loan Discount Note, 0.000% due 01/02/2025, Federal Home Loan Mortgage Corporations, 6.250% – 6.750% due 03/15/2031 – 07/15/2032, Federal National Mortgage Associations, 0.625% – 6.625% due 04/22/2025 – 07/15/2037, and a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $204,000,056); expected proceeds $200,089,000	5.340%	07/01/2024	07/01/2024	$200,000,000	$200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 3.500% – 4.500% due 01/20/2052 – 05/20/2054, valued at $969,000,000); expected proceeds $950,421,958	5.330%	07/01/2024	07/01/2024	950,000,000	950,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 04/11/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.594% due 07/15/2024 – 07/25/2054, Federal Home Loan Mortgage Corporation Strips, 2.000% – 2.500% due 01/25/2051 – 11/25/2052, Federal National Mortgage Associations, 0.000% – 7.000% due 09/25/2030 – 06/25/2054, Government National Mortgage Associations, 0.000% – 7.000% due 04/20/2047 – 10/20/2073, and a U.S. Treasury Strip, 0.000% due 05/15/2033, valued at $488,070,223); expected proceeds $483,698,833 (d)	5.360%	07/01/2024	08/12/2024	475,000,000	475,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 07/01/2025 – 07/25/2054, a Federal Home Loan Mortgage Corporation Strips, 2.000% due 01/25/2051, Federal National Mortgage Associations, 0.000% – 6.500% due 05/25/2027 – 07/25/2054, a Federal National Mortgage Associations Strips, 2.000% due 01/01/2052, Government National Mortgage Associations, 0.000% – 6.833% due 06/20/2041 – 11/20/2073, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2031 – 07/15/2032, valued at $168,995,935); expected proceeds $165,073,288
	5.330%	07/01/2024	07/01/2024	165,000,000	165,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/13/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 11/01/2050 – 06/01/2054, Federal National Mortgage Associations, 2.000% – 7.000% due 04/01/2027 – 06/01/2054, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 2.375% – 4.625% due 02/28/2025 – 08/15/2033, valued at $193,800,002); expected proceeds $190,900,178	5.330%	07/05/2024	07/05/2024	190,000,000	190,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 5.445% – 5.610% due 01/08/2026 – 11/24/2026, Federal Home Loan Banks, 5.600% due 06/03/2026, Federal Home Loan Mortgage Corporations, 5.300% – 5.650% due 01/27/2026 – 04/30/2026, and a Federal National Mortgage Association, 2.125% due 04/24/2026 valued at $260,103,270); expected proceeds $255,113,263	5.330%	07/01/2024	07/01/2024	$255,000,000	$255,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 0.000% – 11.669% due 12/20/2040 – 08/20/2070, valued at $742,630,000); expected proceeds $721,320,845	5.340%	07/01/2024	07/01/2024	721,000,000	721,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporation Strips, 3.500% due 10/15/2027, Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 08/01/2027 – 02/01/2054, Federal National Mortgage Associations, 0.000% – 6.500% due 09/25/2027 – 08/25/2055, Federal National Mortgage Associations Strips, 1.500% – 2.500% due 08/01/2036 – 01/01/2052, Government National Mortgage Associations, 0.000% – 6.500% due 02/15/2026 – 10/16/2065, and a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $1,453,527,048); expected proceeds $1,426,476,854
	5.330%	07/05/2024	07/05/2024	1,425,000,000	1,425,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 07/01/2027 – 07/01/2054, Federal National Mortgage Associations, 1.500% – 6.500% due 06/01/2026 – 06/01/2054, Government National Mortgage Associations, 0.000% – 6.500% due 07/20/2036 – 02/16/2066, a U.S. Treasury Bond, 2.250% due 02/15/2052 and a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, valued at $2,348,414,583); expected proceeds $2,301,021,583	5.330%	07/01/2024	07/01/2024	2,300,000,000	2,300,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.468% – 5.499% due 06/01/2052 – 05/01/2054, and Federal National Mortgage Associations, 2.000% – 7.000% due 12/01/2027 – 06/01/2054, valued at $621,180,000); expected proceeds $609,270,498	5.330%	07/01/2024	07/01/2024	609,000,000	609,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 10/15/2042 – 06/01/2054, and Federal National Mortgage Associations, 1.500% – 7.000% due 02/01/2045 – 05/01/2054, valued at $372,300,001); expected proceeds $365,162,121	5.330%	07/01/2024	07/01/2024	365,000,000	365,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.100% – 9.085% due 05/25/2033 – 03/25/2058, Federal Home Loan Mortgage Corporation Strips, 1.500% – 7.500% due 01/15/2036 – 05/25/2054, Federal National Mortgage Associations, 0.000% – 6.500% due 08/01/2026 – 11/25/2053, Federal National Mortgage Associations Strips, 0.000% – 6.500% due 06/01/2033 – 06/01/2054, and Government National Mortgage Associations, 0.000% – 7.000% due 06/20/2036 – 12/16/2066, valued at $2,385,142,070); expected proceeds $2,290,831,875 (d)
	5.490%	07/01/2024	10/04/2024	$2,250,000,000	$2,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 12/01/2036 – 07/01/2054, Federal National Mortgage Associations, 1.500% – 7.280% due 05/01/2030 – 06/01/2057, and Government National Mortgage Associations, 2.000% – 10.600% due 07/20/2026 – 02/15/2066, valued at $3,383,340,000); expected proceeds $3,318,473,301	5.330%	07/01/2024	07/01/2024	3,317,000,000	3,317,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 1.500% – 6.500% due 09/15/2029 – 05/20/2064, valued at $40,800,000); expected proceeds $40,017,733	5.320%	07/01/2024	07/01/2024	40,000,000	40,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 5.640% due 10/20/2025, Federal Home Loan Banks, 4.125% due 01/15/2027, Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 02/28/2025 – 05/01/2054, Federal National Mortgage Associations, 1.500% – 6.500% due 03/01/2030 – 06/01/2054, Government National Mortgage Associations, 2.500% – 6.500% due 01/20/2041 – 04/20/2054, U.S. Treasury Bonds, 2.250% – 4.750% due 02/15/2041 – 05/15/2054, and U.S. Treasury Notes, 0.375% – 4.625% due 01/31/2026 – 07/31/2029, valued at $1,774,800,001); expected proceeds $1,740,772,850
	5.330%	07/01/2024	07/01/2024	1,740,000,000	1,740,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 06/01/2047 – 04/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 02/01/2026 – 07/01/2054, and Government National Mortgage Associations, 3.000% – 6.500% due 02/20/2029 – 07/20/2051, valued at $102,045,307); expected proceeds $100,044,417	5.330%	07/01/2024	07/01/2024	100,000,000	100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Banks, 4.750% due 03/10/2034, Federal Home Loan Mortgage Corporations, 4.000% – 4.143% due 05/26/2027 – 04/01/2045, and Federal National Mortgage Associations, 1.894% – 6.309% due 09/01/2024 – 04/01/2054, valued at $204,004,206); expected proceeds $200,088,667	5.320%	07/01/2024	07/01/2024	200,000,000	200,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 07/01/2048 – 03/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 05/01/2051 – 02/01/2053, Government National Mortgage Associations, 2.500% – 6.500% due 10/20/2047 – 04/20/2054, a U.S. Treasury Bond, 2.250% due 05/15/2041, U.S. Treasury Inflation Index Notes, 0.875% – 1.375% due 01/15/2029 – 07/15/2033, and U.S. Treasury Notes, 0.250% – 4.500% due 06/30/2025 – 11/15/2033, valued at $255,000,000); expected proceeds $250,110,833
	5.320%	07/01/2024	07/01/2024	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by Federal Home Loan Mortgage Corporations, 4.418% – 6.448% due 06/01/2029 – 08/15/2038, Federal National Mortgage Associations, 2.500% – 7.000% due 11/01/2026 – 06/01/2062, Government National Mortgage Associations, 2.000% – 5.903% due 12/16/2027 – 06/20/2053, and a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, valued at $535,534,569); expected proceeds $534,249,771 (d)	5.330%	07/17/2024	07/17/2024	525,000,000	525,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 10/01/2044 – 06/01/2054, and Federal National Mortgage Associations, 4.000% – 5.000% due 09/01/2052 – 02/01/2057, valued at $479,400,000); expected proceeds $470,486,189	5.320%	07/05/2024	07/05/2024	470,000,000	470,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 03/01/2048 – 10/01/2053, and Government National Mortgage Associations, 5.000% – 5.500% due 09/20/2052 – 05/20/2053, valued at $1,004,700,001); expected proceeds $986,020,843	5.330%	07/05/2024	07/05/2024	985,000,000	985,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 09/01/2046, Federal National Mortgage Associations, 2.000% – 5.000% due 12/01/2040 – 09/01/2052, U.S. Treasury Bills, 0.000% due 10/31/2024, U.S. Treasury Bonds, 1.250% – 4.750% due 11/15/2040 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2049, and U.S. Treasury Notes, 0.250% – 4.625% due 07/31/2024 – 11/15/2032, valued at $460,020,022); expected proceeds $451,199,568	5.310%	07/01/2024	07/01/2024	451,000,000	451,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 0.000% – 1.867% due 08/20/2044 – 03/20/2054, valued at $43,203,240); expected proceeds $40,020,768	5.330%	07/01/2024	07/01/2024	40,003,000	40,003,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by Federal Home Loan Banks, 5.740% due 04/12/2028, valued at $38,458,027); expected proceeds $37,740,318	5.500%	07/02/2024	07/02/2024	37,700,000	37,700,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 0.670% – 5.240% due 08/26/2024 – 06/29/2037, Federal Home Loan Banks, 1.450% – 5.780% due 07/26/2024 – 01/26/2033, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 08/23/2024 – 03/15/2031, Federal National Mortgage Associations, 0.000% – 7.190% due 07/15/2024 – 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2024 – 10/15/2028, Tennessee Valley Authorities, 0.000% – 2.875% due 06/15/2025 – 12/15/2028, U.S. Treasury Bills, 0.000% due 08/06/2024 – 05/15/2025, U.S. Treasury Bonds, 1.250% – 4.500% due 02/15/2036 – 08/15/2052, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 04/15/2027 – 07/15/2030, U.S. Treasury Notes, 0.250% – 5.474% due 08/31/2024 – 11/15/2032, and U.S. Treasury Strips, 0.000% due 11/15/2025 – 02/15/2053, valued at $153,000,093); expected proceeds $150,066,625
	5.330%	07/01/2024	07/01/2024	$150,000,000	$150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/15/2024 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 11/01/2025 – 07/01/2054, valued at $980,129,773); expected proceeds $967,005,000 (d)	5.370%	08/13/2024	08/13/2024	950,000,000	950,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 05/16/2024 (collateralized by Federal Farm Credit Banks, 1.570% – 5.420% due 05/15/2028 – 02/02/2037, Federal Home Loan Banks, 0.650% – 5.890% due 07/26/2024 – 09/26/2034, Federal National Mortgage Associations, 0.520% – 5.450% due 08/18/2025 – 08/24/2035, Resolution Funding Strips, 0.000% due 10/15/2027 – 07/15/2029, and Tennessee Valley Authorities, 0.000% – 7.125% due 05/15/2025 – 09/15/2065, valued at $487,831,329); expected proceeds $481,459,736 (d)	5.380%	08/15/2024	08/15/2024	475,000,000	475,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.639% – 7.495% due 10/01/2027 – 07/01/2054, and Federal National Mortgage Associations, 0.000% – 7.500% due 12/01/2024 – 07/01/2054, valued at $969,576,017); expected proceeds $950,847,083	5.350%	07/03/2024	07/03/2024	950,000,000	950,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 8.500% due 04/01/2025 – 07/01/2054, valued at $1,204,135,603); expected proceeds $1,180,525,100	5.340%	07/01/2024	07/01/2024	1,180,000,000	1,180,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					23,165,703,000
TREASURY REPURCHASE AGREEMENTS—19.9%
Agreement with Australia and New Zealand Banking Group, dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.125% – 4.625% due 03/15/2026 – 11/15/2042, valued at $1,648,180,262); expected proceeds $1,615,718,675	5.340%	07/01/2024	07/01/2024	1,615,000,000	1,615,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by U.S. Treasury Bonds, 3.125% – 4.375% due 11/15/2039 – 05/15/2048, and U.S. Treasury Notes, 0.375% – 4.750% due 07/31/2025 – 02/15/2032, valued at $1,917,600,046); expected proceeds $1,888,350,333	5.330%	07/05/2024	07/05/2024	$1,880,000,000	$1,880,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 05/15/2043, valued at $132,600,000); expected proceeds $130,057,633	5.320%	07/01/2024	07/01/2024	130,000,000	130,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 4.125% due 05/15/2042 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 04/15/2028 – 02/15/2044, a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028 and U.S. Treasury Notes, 0.625% – 5.000% due 02/28/2025 – 03/31/2031, valued at $326,400,009); expected proceeds $321,468,711	5.330%	07/05/2024	07/05/2024	320,000,000	320,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2024 – 07/11/2024, and a U.S. Treasury Note, 4.875% due 10/31/2028, valued at $64,164,179); expected proceeds $62,933,888	5.330%	07/01/2024	07/01/2024	62,906,000	62,906,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2029 – 08/15/2053, valued at $933,300,000); expected proceeds $915,948,296	5.330%	07/05/2024	07/05/2024	915,000,000	915,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 0.375% due 08/15/2024, valued at $1,500,662,551); expected proceeds $1,500,662,500	5.300%	07/01/2024	07/01/2024	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, and U.S. Treasury Notes, 1.875% – 4.625% due 06/15/2027 – 02/15/2032, valued at $1,836,000,033); expected proceeds $1,800,798,000	5.320%	07/01/2024	07/01/2024	1,800,000,000	1,800,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2024 – 10/31/2024, and U.S. Treasury Notes, 0.250% – 5.000% due 08/31/2024 – 08/31/2028, valued at $6,630,000,062); expected proceeds $6,502,881,667	5.320%	07/01/2024	07/01/2024	6,500,000,000	6,500,000,000
Agreement with Fixed Income Clearing Corp., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 03/31/2026 – 08/15/2040, valued at $5,314,343,778); expected proceeds $5,202,314,000	5.340%	07/01/2024	07/01/2024	5,200,000,000	5,200,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/17/2024 – 03/20/2025, U.S. Treasury Bonds, 2.250% – 4.750% due 05/15/2038 – 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% – 1.375% due 02/15/2044 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2028 – 01/15/2031, U.S. Treasury Notes, 1.250% – 4.000% due 03/31/2028 – 02/15/2034, and U.S. Treasury Strips, 0.000% due 08/15/2032 – 11/15/2051, valued at $1,912,500,001); expected proceeds $1,875,831,250	5.320%	07/01/2024	07/01/2024	$1,875,000,000	$1,875,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2045 – 02/15/2050, a U.S. Treasury Note, 5.000% due 10/31/2025 and U.S. Treasury Strips, 0.000% due 02/15/2025 – 02/15/2033, valued at $362,100,000); expected proceeds $355,367,918	5.330%	07/05/2024	07/05/2024	355,000,000	355,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024 – 10/15/2024, and a U.S. Treasury Note, 0.500% due 03/31/2025, valued at $714,000,007); expected proceeds $702,918,222	5.360%	07/01/2024	07/05/2024	700,000,000	700,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.250% – 6.000%, due 05/31/2025 – 05/15/2031, valued at $2,050,972,658); expected proceeds $2,000,886,667	5.320%	07/01/2024	07/01/2024	2,000,000,000	2,000,000,000
Agreement with National Australia Bank, Ltd., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $387,487,174); expected proceeds $380,168,147	5.310%	07/01/2024	07/01/2024	380,000,000	380,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2032, valued at $306,000,094); expected proceeds $300,133,500	5.340%	07/01/2024	07/01/2024	300,000,000	300,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $586,500,107); expected proceeds $575,598,160	5.350%	07/05/2024	07/05/2024	575,000,000	575,000,000
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S Treasury Notes, 2.875% – 4.500% due 11/15/2033 – 11/15/2052, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 11/15/2041, valued at $305,142,283); expected proceeds $298,854,181	5.340%	07/01/2024	07/01/2024	298,721,250	298,721,250
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 08/15/2041 – 11/15/2043, and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2043, valued at $72,117,749); expected proceeds $70,353,218	5.340%	07/01/2024	07/01/2024	70,321,925	70,321,925
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $142,800,078); expected proceeds $142,496,667 (d)	5.350%	10/15/2024	10/15/2024	$140,000,000	$140,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.625% – 4.625% due 07/31/2026 – 10/15/2026, valued at $372,300,100); expected proceeds $371,454,924 (d)	5.350%	10/25/2024	10/25/2024	365,000,000	365,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 2.750% – 3.625% due 04/30/2027 – 03/31/2028, valued at $316,200,040); expected proceeds $310,137,692	5.330%	07/01/2024	07/01/2024	310,000,000	310,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					27,291,949,175
TOTAL INVESTMENTS –94.3% (e)(f)					129,631,774,503
Other Assets in Excess of Liabilities —5.8%					7,907,729,387
NET ASSETS –100.0%					$137,539,503,890
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $5,890,000,000 or 4.3% of net assets as of June 30, 2024.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$79,174,122,328
Repurchase agreements, at value and amortized cost	50,457,652,175
Total Investments	129,631,774,503
Cash	9,513,637,386
Interest receivable — unaffiliated issuers	217,544,203
Other receivable	4,225,017
TOTAL ASSETS	139,367,181,109
LIABILITIES
Payable for investments purchased	1,818,129,193
Advisory and administrator fee payable	5,189,454
Custody, sub-administration and transfer agent fees payable	4,208,361
Trustees’ fees and expenses payable	10,604
Professional fees payable	60,290
Printing fees payable	23,539
Accrued expenses and other liabilities	55,778
TOTAL LIABILITIES	1,827,677,219
NET ASSETS	$137,539,503,890
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	3,954,103,494
EXPENSES
Advisory and administrator fee	36,683,855
Custodian, sub-administrator and transfer agent fees	4,361,038
Trustees’ fees and expenses	467,714
Professional fees and expenses	447,043
Printing and postage fees	85,697
Insurance expense	22,837
Miscellaneous expenses	122,696
TOTAL EXPENSES	42,190,880
NET INVESTMENT INCOME (LOSS)	$3,911,912,614
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(593,160)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,911,319,454
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,911,912,614	$5,439,331,901
Net realized gain (loss)	(593,160)	102,385
Net increase (decrease) in net assets resulting from operations	3,911,319,454	5,439,434,286
CAPITAL TRANSACTIONS
Contributions	313,167,235,442	425,684,688,638
Withdrawals	(331,636,416,410)	(370,365,363,215)
Net increase (decrease) in net assets from capital transactions	(18,469,180,968)	55,319,325,423
Net increase (decrease) in net assets during the period	(14,557,861,514)	60,758,759,709
Net assets at beginning of period	152,097,365,404	91,338,605,695
NET ASSETS AT END OF PERIOD	$137,539,503,890	$152,097,365,404
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.17%	1.63%	0.01%	0.45%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$137,539,504	$152,097,365	$91,338,606	$97,388,223	$79,611,947	$60,887,784
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.30%(b)	5.06%	1.71%	0.01%	0.39%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
17

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $50,457,652,175 and associated collateral equal to $51,590,491,367.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—100.5%
U.S. Treasury Bills (a)	2.626%	07/02/2024	07/02/2024	$130,000,000	$129,981,294
U.S. Treasury Bills (a)	2.647%	07/02/2024	07/02/2024	24,000,000	23,996,567
U.S. Treasury Bills (a)	2.649%	07/02/2024	07/02/2024	54,490,000	54,482,159
U.S. Treasury Bills (a)	4.094%	07/05/2024	07/05/2024	86,000,000	85,951,792
U.S. Treasury Bills (a)	4.228%	07/05/2024	07/05/2024	69,100,000	69,059,999
U.S. Treasury Bills (a)	4.233%	07/05/2024	07/05/2024	110,000,000	109,936,255
U.S. Treasury Bills (a)	4.253%	07/05/2024	07/05/2024	100,000,000	99,941,778
U.S. Treasury Bills (a)	4.273%	07/05/2024	07/05/2024	250,000,000	249,853,750
U.S. Treasury Bills (a)	4.592%	01/23/2025	01/23/2025	40,000,000	38,917,356
U.S. Treasury Bills (a)	4.643%	07/11/2024	07/11/2024	24,500,000	24,465,768
U.S. Treasury Bills (a)	4.647%	07/11/2024	07/11/2024	75,250,000	75,144,754
U.S. Treasury Bills (a)	4.648%	07/11/2024	07/11/2024	75,000,000	74,895,083
U.S. Treasury Bills (a)	4.693%	07/09/2024	07/09/2024	100,000,000	99,884,889
U.S. Treasury Bills (a)	4.694%	07/09/2024	07/09/2024	65,200,000	65,124,643
U.S. Treasury Bills (a)	4.696%	07/09/2024	07/09/2024	59,800,000	59,730,843
U.S. Treasury Bills (a)	4.733%	07/09/2024	07/09/2024	22,000,000	21,974,358
U.S. Treasury Bills (a)	4.733%	07/11/2024	07/11/2024	12,200,000	12,182,622
U.S. Treasury Bills (a)	4.735%	07/11/2024	07/11/2024	44,200,000	44,137,015
U.S. Treasury Bills (a)	4.746%	07/09/2024	07/09/2024	250,000,000	249,707,778
U.S. Treasury Bills (a)	4.748%	07/09/2024	07/09/2024	232,000,000	231,728,715
U.S. Treasury Bills (a)	4.751%	07/09/2024	07/09/2024	148,000,000	147,826,840
U.S. Treasury Bills (a)	4.780%	07/18/2024	07/18/2024	61,600,000	61,455,137
U.S. Treasury Bills (a)	4.781%	07/18/2024	07/18/2024	40,600,000	40,504,503
U.S. Treasury Bills (a)	4.782%	07/18/2024	07/18/2024	12,600,000	12,570,354
U.S. Treasury Bills (a)	4.785%	07/18/2024	07/18/2024	25,200,000	25,140,678
U.S. Treasury Bills (a)	4.823%	07/11/2024	07/11/2024	62,350,000	62,259,506
U.S. Treasury Bills (a)	4.869%	07/11/2024	07/11/2024	487,000,000	486,286,410
U.S. Treasury Bills (a)	4.903%	07/25/2024	07/25/2024	14,086,100	14,038,958
U.S. Treasury Bills (a)	4.932%	08/01/2024	08/01/2024	72,600,000	72,287,417
U.S. Treasury Bills (a)	4.958%	07/16/2024	07/16/2024	56,000,000	55,878,550
U.S. Treasury Bills (a)	4.959%	07/16/2024	07/16/2024	32,000,000	31,930,587
U.S. Treasury Bills (a)	4.960%	07/16/2024	07/16/2024	44,000,000	43,904,538
U.S. Treasury Bills (a)	4.961%	07/16/2024	07/16/2024	18,000,000	17,960,944
U.S. Treasury Bills (a)	4.963%	07/16/2024	07/16/2024	50,000,000	49,891,458
U.S. Treasury Bills (a)	4.966%	07/16/2024	07/16/2024	150,000,000	149,674,187
U.S. Treasury Bills (a)	4.971%	11/29/2024	11/29/2024	75,000,000	73,478,990
U.S. Treasury Bills (a)	4.999%	07/23/2024	07/23/2024	38,100,000	37,980,363
U.S. Treasury Bills (a)	5.006%	08/08/2024	08/08/2024	77,800,000	77,386,104
U.S. Treasury Bills (a)	5.008%	08/08/2024	08/08/2024	27,800,000	27,652,031
U.S. Treasury Bills (a)	5.009%	08/08/2024	08/08/2024	55,600,000	55,304,032
U.S. Treasury Bills (a)	5.011%	08/08/2024	08/08/2024	88,900,000	88,426,583
U.S. Treasury Bills (a)	5.020%	07/16/2024	07/16/2024	64,000,000	63,859,467
U.S. Treasury Bills (a)	5.033%	07/18/2024	07/18/2024	100,000,000	99,752,437
U.S. Treasury Bills (a)	5.040%	07/18/2024	07/18/2024	75,000,000	74,814,062
U.S. Treasury Bills (a)	5.041%	08/08/2024	08/08/2024	6,500,000	6,465,180
U.S. Treasury Bills (a)	5.042%	03/20/2025	03/20/2025	6,100,000	5,886,796
U.S. Treasury Bills (a)	5.046%	08/08/2024	08/08/2024	51,400,000	51,124,382
U.S. Treasury Bills (a)	5.051%	08/08/2024	08/08/2024	67,600,000	67,237,157
U.S. Treasury Bills (a)	5.051%	08/15/2024	08/15/2024	56,000,000	55,645,800
U.S. Treasury Bills (a)	5.052%	08/15/2024	08/15/2024	19,000,000	18,879,801
U.S. Treasury Bills (a)	5.054%	07/18/2024	07/18/2024	275,000,000	274,316,281
U.S. Treasury Bills (a)	5.056%	08/15/2024	08/15/2024	25,000,000	24,841,719
U.S. Treasury Bills (a)	5.057%	07/18/2024	07/18/2024	15,000,000	14,962,689
U.S. Treasury Bills (a)	5.061%	07/23/2024	07/23/2024	100,000,000	99,682,100
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (a)	5.069%	07/23/2024	07/23/2024	$100,000,000	$99,681,739
U.S. Treasury Bills (a)	5.111%	08/22/2024	08/22/2024	100,000,000	99,263,333
U.S. Treasury Bills (a)	5.119%	07/23/2024	07/23/2024	200,000,000	199,356,928
U.S. Treasury Bills (a)	5.123%	07/30/2024	07/30/2024	75,000,000	74,685,531
U.S. Treasury Bills (a)	5.127%	07/23/2024	07/23/2024	410,000,000	408,679,572
U.S. Treasury Bills (a)	5.133%	07/25/2024	07/25/2024	100,000,000	99,649,667
U.S. Treasury Bills (a)	5.138%	07/25/2024	07/25/2024	4,100,000	4,085,623
U.S. Treasury Bills (a)	5.138%	08/01/2024	08/01/2024	50,000,000	49,775,788
U.S. Treasury Bills (a)	5.145%	07/25/2024	07/25/2024	100,000,000	99,648,833
U.S. Treasury Bills (a)	5.147%	09/05/2024	09/05/2024	206,000,000	204,072,012
U.S. Treasury Bills (a)	5.148%	07/25/2024	07/25/2024	280,000,000	279,016,267
U.S. Treasury Bills (a)	5.153%	07/30/2024	07/30/2024	199,300,000	198,459,535
U.S. Treasury Bills (a)	5.154%	09/12/2024	09/12/2024	83,700,000	82,834,402
U.S. Treasury Bills (a)	5.158%	08/29/2024	08/29/2024	87,500,000	86,764,344
U.S. Treasury Bills (a)	5.158%	09/05/2024	09/05/2024	45,900,000	45,469,489
U.S. Treasury Bills (a)	5.160%	08/29/2024	08/29/2024	35,000,000	34,705,623
U.S. Treasury Bills (a)	5.162%	09/05/2024	09/05/2024	11,000,000	10,896,747
U.S. Treasury Bills (a)	5.180%	08/01/2024	08/01/2024	200,000,000	199,095,833
U.S. Treasury Bills (a)	5.181%	09/26/2024	09/26/2024	75,000,000	74,074,719
U.S. Treasury Bills (a)	5.196%	09/19/2024	09/19/2024	125,000,000	123,575,000
U.S. Treasury Bills (a)	5.211%	08/13/2024	08/13/2024	50,000,000	49,687,892
U.S. Treasury Bills (a)	5.211%	08/13/2024	08/13/2024	50,000,000	49,687,862
U.S. Treasury Bills (a)	5.214%	10/31/2024	10/31/2024	45,000,000	44,218,819
U.S. Treasury Bills (a)	5.215%	08/13/2024	08/13/2024	100,000,000	99,375,306
U.S. Treasury Bills (a)	5.215%	10/10/2024	10/10/2024	125,000,000	123,204,444
U.S. Treasury Bills (a)	5.216%	10/31/2024	10/31/2024	53,600,000	52,661,806
U.S. Treasury Bills (a)	5.219%	10/31/2024	10/31/2024	48,200,000	47,356,163
U.S. Treasury Bills (a)	5.231%	08/13/2024	08/13/2024	1,000,000	993,733
U.S. Treasury Bills (a)	5.242%	08/15/2024	08/15/2024	100,000,000	99,343,750
U.S. Treasury Bills (a)	5.242%	10/31/2024	10/31/2024	23,100,000	22,695,471
U.S. Treasury Bills (a)	5.247%	08/13/2024	08/13/2024	100,000,000	99,371,424
U.S. Treasury Bills (a)	5.247%	08/20/2024	08/20/2024	75,000,000	74,454,167
U.S. Treasury Bills (a)	5.247%	10/10/2024	10/10/2024	96,816,000	95,416,872
U.S. Treasury Bills (a)	5.250%	08/13/2024	08/13/2024	192,560,000	191,349,038
U.S. Treasury Bills (a)	5.254%	08/20/2024	08/20/2024	200,000,000	198,542,361
U.S. Treasury Bills (a)	5.257%	08/20/2024	08/20/2024	500,000,000	496,354,167
U.S. Treasury Bills (a)	5.257%	08/22/2024	08/22/2024	100,000,000	99,242,389
U.S. Treasury Bills (a)	5.257%	10/17/2024	10/17/2024	50,000,000	49,227,200
U.S. Treasury Bills (a)	5.258%	08/20/2024	08/20/2024	275,000,000	272,994,410
U.S. Treasury Bills (a)	5.259%	08/20/2024	08/20/2024	25,000,000	24,817,621
U.S. Treasury Bills (a)	5.259%	09/10/2024	09/10/2024	120,000,000	118,760,813
U.S. Treasury Bills (a)	5.260%	10/17/2024	10/17/2024	50,000,000	49,226,750
U.S. Treasury Bills (a)	5.262%	08/20/2024	08/20/2024	50,000,000	49,635,069
U.S. Treasury Bills (a)	5.262%	08/27/2024	08/27/2024	23,000,000	22,809,268
U.S. Treasury Bills (a)	5.265%	08/27/2024	08/27/2024	42,000,000	41,651,540
U.S. Treasury Bills (a)	5.268%	10/03/2024	10/03/2024	29,700,000	29,298,291
U.S. Treasury Bills (a)	5.269%	10/03/2024	10/03/2024	29,700,000	29,298,213
U.S. Treasury Bills (a)	5.274%	10/24/2024	10/24/2024	100,000,000	98,351,667
U.S. Treasury Bills (a)	5.283%	09/03/2024	09/03/2024	24,960,000	24,727,373
U.S. Treasury Bills (a)	5.284%	11/07/2024	11/07/2024	78,008,000	76,567,030
U.S. Treasury Bills (a)	5.285%	08/29/2024	08/29/2024	50,000,000	49,569,382
U.S. Treasury Bills (a)	5.285%	09/03/2024	09/03/2024	50,040,000	49,573,405
U.S. Treasury Bills (a)	5.287%	11/07/2024	11/07/2024	22,000,000	21,593,417
U.S. Treasury Bills (a)	5.290%	10/03/2024	10/03/2024	11,900,000	11,738,393
U.S. Treasury Bills (a)	5.291%	10/03/2024	10/03/2024	29,700,000	29,296,546
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (a)(b)	5.292%	10/29/2024	10/29/2024	$27,490,000	$27,016,023
U.S. Treasury Bills (a)(b)	5.294%	10/29/2024	10/29/2024	13,090,000	12,864,240
U.S. Treasury Bills (a)	5.295%	10/03/2024	10/03/2024	29,700,000	29,296,275
U.S. Treasury Bills (a)	5.296%	09/17/2024	09/17/2024	87,220,000	86,231,652
U.S. Treasury Bills (a)(b)	5.296%	10/29/2024	10/29/2024	34,420,000	33,826,083
U.S. Treasury Bills (a)	5.297%	09/17/2024	09/17/2024	8,390,000	8,294,909
U.S. Treasury Bills (a)	5.298%	09/17/2024	09/17/2024	4,390,000	4,340,230
U.S. Treasury Bills (a)	5.302%	11/14/2024	11/14/2024	12,860,000	12,609,073
U.S. Treasury Bills (a)	5.303%	11/14/2024	11/14/2024	87,140,000	85,439,376
U.S. Treasury Bills (a)	5.304%	11/21/2024	11/21/2024	70,940,000	69,485,966
U.S. Treasury Bills (a)	5.309%	09/24/2024	09/24/2024	60,610,000	59,861,193
U.S. Treasury Bills (a)	5.309%	10/08/2024	10/08/2024	75,000,000	73,920,797
U.S. Treasury Bills (a)	5.309%	11/21/2024	11/21/2024	4,060,000	3,976,703
U.S. Treasury Bills (a)	5.310%	12/05/2024	12/05/2024	31,860,000	31,144,086
U.S. Treasury Bills (a)	5.312%	09/24/2024	09/24/2024	39,390,000	38,903,123
U.S. Treasury Bills (a)	5.313%	12/05/2024	12/05/2024	36,770,000	35,943,354
U.S. Treasury Bills (a)	5.316%	11/21/2024	11/21/2024	3,280,000	3,212,628
U.S. Treasury Bills (a)	5.317%	11/21/2024	11/21/2024	8,210,000	8,041,315
U.S. Treasury Bills (a)	5.317%	12/26/2024	12/26/2024	69,430,000	67,665,475
U.S. Treasury Bills (a)	5.318%	12/05/2024	12/05/2024	6,370,000	6,226,654
U.S. Treasury Bills (a)	5.319%	09/19/2024	09/19/2024	75,000,000	74,125,000
U.S. Treasury Bills (a)	5.319%	12/19/2024	12/19/2024	38,700,000	37,753,761
U.S. Treasury Bills (a)	5.320%	10/15/2024	10/15/2024	3,100,000	3,052,399
U.S. Treasury Bills (a)	5.320%	11/29/2024	11/29/2024	22,980,000	22,481,913
U.S. Treasury Bills (a)	5.320%	12/26/2024	12/26/2024	43,040,000	41,945,630
U.S. Treasury Bills (a)	5.321%	12/19/2024	12/19/2024	61,300,000	59,800,449
U.S. Treasury Bills (a)	5.323%	11/29/2024	11/29/2024	40,530,000	39,651,096
U.S. Treasury Bills (a)	5.323%	12/26/2024	12/26/2024	2,530,000	2,465,639
U.S. Treasury Bills (a)	5.324%	10/01/2024	10/01/2024	47,900,000	47,258,872
U.S. Treasury Bills (a)	5.325%	10/15/2024	10/15/2024	69,130,000	68,067,472
U.S. Treasury Bills (a)	5.327%	10/01/2024	10/01/2024	77,100,000	76,067,545
U.S. Treasury Bills (a)	5.328%	12/12/2024	12/12/2024	48,700,000	47,554,671
U.S. Treasury Bills (a)	5.330%	10/15/2024	10/15/2024	52,770,000	51,958,148
U.S. Treasury Bills (a)	5.330%	12/12/2024	12/12/2024	26,260,000	25,642,117
U.S. Treasury Bills (a)	5.331%	10/22/2024	10/22/2024	46,570,000	45,807,655
U.S. Treasury Bills (a)	5.334%	10/22/2024	10/22/2024	21,430,000	21,078,869
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (c)	5.342%	06/29/2024	07/31/2024	439,700,000	439,701,979
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (c)	5.445%	06/29/2024	10/31/2024	275,950,000	275,922,294
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	5.455%	06/29/2024	04/30/2026	128,800,000	128,796,739
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	5.475%	07/01/2024	10/31/2025	79,206,000	79,159,747
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (c)	5.505%	06/29/2024	01/31/2025	71,000,000	71,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	5.550%	06/29/2024	01/31/2026	59,015,000	59,021,211
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	43,300,000	41,417,693
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	24,140,000	23,510,931
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	27,580,000	27,007,045
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	23,700,000	23,250,719
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	$36,400,000	$36,001,721
TOTAL INVESTMENTS –100.5% (d)(e)					12,245,086,966
Liabilities in Excess of Other Assets —(0.5)%					(63,452,282)
NET ASSETS –100.0%					$12,181,634,684
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,245,086,966
Cash	864,600
Interest receivable — unaffiliated issuers	10,379,407
TOTAL ASSETS	12,256,330,973
LIABILITIES
Payable for investments purchased	73,706,347
Advisory and administrator fee payable	475,949
Custody, sub-administration and transfer agent fees payable	458,166
Trustees’ fees and expenses payable	4,716
Professional fees payable	28,218
Printing fees payable	4,331
Accrued expenses and other liabilities	18,562
TOTAL LIABILITIES	74,696,289
NET ASSETS	$12,181,634,684
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$353,754,160
EXPENSES
Advisory and administrator fee	3,296,378
Custodian, sub-administrator and transfer agent fees	404,428
Trustees’ fees and expenses	56,118
Professional fees	56,551
Printing and postage fees	5,736
Insurance expense	2,512
Miscellaneous expenses	18,020
TOTAL EXPENSES	3,839,743
NET INVESTMENT INCOME (LOSS)	$349,914,417
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(35,654)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$349,878,763
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$349,914,417	$628,619,951
Net realized gain (loss)	(35,654)	154,552
Net increase (decrease) in net assets resulting from operations	349,878,763	628,774,503
CAPITAL TRANSACTIONS
Contributions	15,551,576,343	33,503,258,052
Withdrawals	(17,946,056,168)	(32,584,705,766)
Net increase (decrease) in net assets from capital transactions	(2,394,479,825)	918,552,286
Net increase (decrease) in net assets during the period	(2,044,601,062)	1,547,326,789
Net assets at beginning of period	14,226,235,746	12,678,908,957
NET ASSETS AT END OF PERIOD	$12,181,634,684	$14,226,235,746
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.10%	1.49%	0.00%(b)	0.48%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,181,635	$14,226,236	$12,678,909	$14,060,872	$16,771,503	$12,816,642
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.07%	0.06%	0.07%
Net investment income (loss)	5.28%(c)	4.94%	1.46%	0.00%(b)	0.38%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and was equal to the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 5- and 10-year periods and was below the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.6%
U.S. Treasury Bills	2.626%	07/02/2024	07/02/2024	$138,000,000	$137,979,986
U.S. Treasury Bills	2.647%	07/02/2024	07/02/2024	46,600,000	46,593,243
U.S. Treasury Bills	2.649%	07/02/2024	07/02/2024	93,000,000	92,986,502
U.S. Treasury Bills	4.094%	07/05/2024	07/05/2024	10,300,000	10,294,226
U.S. Treasury Bills	4.228%	07/05/2024	07/05/2024	276,400,000	276,245,063
U.S. Treasury Bills	4.643%	07/11/2024	07/11/2024	291,150,000	290,743,199
U.S. Treasury Bills	4.647%	07/11/2024	07/11/2024	260,000,000	259,636,361
U.S. Treasury Bills	4.648%	07/11/2024	07/11/2024	258,000,000	257,639,087
U.S. Treasury Bills	4.693%	07/09/2024	07/09/2024	260,800,000	260,498,573
U.S. Treasury Bills	4.694%	07/09/2024	07/09/2024	86,900,000	86,799,534
U.S. Treasury Bills	4.696%	07/09/2024	07/09/2024	152,300,000	152,123,840
U.S. Treasury Bills	4.733%	07/11/2024	07/11/2024	26,000,000	25,962,964
U.S. Treasury Bills	4.735%	07/11/2024	07/11/2024	93,800,000	93,666,335
U.S. Treasury Bills	4.780%	07/18/2024	07/18/2024	265,600,000	264,975,397
U.S. Treasury Bills	4.781%	07/18/2024	07/18/2024	180,000,000	179,576,615
U.S. Treasury Bills	4.782%	07/18/2024	07/18/2024	53,000,000	52,875,299
U.S. Treasury Bills	4.785%	07/18/2024	07/18/2024	106,000,000	105,750,473
U.S. Treasury Bills	4.788%	01/23/2025	01/23/2025	12,600,000	12,266,898
U.S. Treasury Bills	4.823%	07/11/2024	07/11/2024	201,450,000	201,157,618
U.S. Treasury Bills	4.903%	07/25/2024	07/25/2024	168,700,000	168,135,417
U.S. Treasury Bills	4.905%	01/23/2025	01/23/2025	147,400,000	143,410,455
U.S. Treasury Bills	4.932%	08/01/2024	08/01/2024	193,500,000	192,666,875
U.S. Treasury Bills	4.958%	07/16/2024	07/16/2024	224,000,000	223,514,200
U.S. Treasury Bills	4.959%	07/16/2024	07/16/2024	128,000,000	127,722,347
U.S. Treasury Bills	4.960%	07/16/2024	07/16/2024	176,000,000	175,618,153
U.S. Treasury Bills	4.961%	07/16/2024	07/16/2024	70,000,000	69,848,115
U.S. Treasury Bills	4.963%	07/16/2024	07/16/2024	200,000,000	199,565,833
U.S. Treasury Bills	4.971%	11/29/2024	11/29/2024	245,750,000	240,766,156
U.S. Treasury Bills	4.999%	07/23/2024	07/23/2024	56,300,000	56,123,214
U.S. Treasury Bills	5.006%	08/08/2024	08/08/2024	272,200,000	270,751,896
U.S. Treasury Bills	5.008%	08/08/2024	08/08/2024	97,200,000	96,682,640
U.S. Treasury Bills	5.009%	08/08/2024	08/08/2024	194,400,000	193,365,176
U.S. Treasury Bills	5.011%	08/08/2024	08/08/2024	311,100,000	309,443,306
U.S. Treasury Bills	5.041%	08/08/2024	08/08/2024	18,700,000	18,599,825
U.S. Treasury Bills	5.042%	03/20/2025	03/20/2025	20,950,000	20,217,766
U.S. Treasury Bills	5.046%	08/08/2024	08/08/2024	146,400,000	145,614,971
U.S. Treasury Bills	5.051%	08/08/2024	08/08/2024	196,200,000	195,146,897
U.S. Treasury Bills	5.061%	07/23/2024	07/23/2024	231,900,000	231,162,081
U.S. Treasury Bills	5.069%	07/23/2024	07/23/2024	119,500,000	119,119,525
U.S. Treasury Bills	5.111%	08/22/2024	08/22/2024	475,000,000	471,500,833
U.S. Treasury Bills	5.123%	07/30/2024	07/30/2024	400,000,000	398,322,833
U.S. Treasury Bills	5.147%	09/05/2024	09/05/2024	250,000,000	247,660,208
U.S. Treasury Bills	5.154%	09/12/2024	09/12/2024	232,700,000	230,293,494
U.S. Treasury Bills	5.158%	08/29/2024	08/29/2024	358,600,000	355,585,071
U.S. Treasury Bills	5.158%	09/05/2024	09/05/2024	151,200,000	149,781,845
U.S. Treasury Bills	5.160%	08/29/2024	08/29/2024	145,000,000	143,780,437
U.S. Treasury Bills	5.162%	09/05/2024	09/05/2024	36,500,000	36,157,387
U.S. Treasury Bills	5.181%	09/26/2024	09/26/2024	425,000,000	419,756,740
U.S. Treasury Bills	5.214%	10/31/2024	10/31/2024	115,100,000	113,112,639
U.S. Treasury Bills	5.215%	08/13/2024	08/13/2024	350,000,000	347,813,569
U.S. Treasury Bills	5.215%	10/10/2024	10/10/2024	400,000,000	394,254,222
U.S. Treasury Bills	5.216%	10/31/2024	10/31/2024	91,900,000	90,312,440
U.S. Treasury Bills	5.219%	10/31/2024	10/31/2024	69,200,000	68,003,993
U.S. Treasury Bills	5.229%	08/06/2024	08/06/2024	875,000,000	870,386,563
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	5.242%	10/31/2024	10/31/2024	$300,000,000	$294,792,125
U.S. Treasury Bills	5.247%	10/10/2024	10/10/2024	317,714,000	313,122,583
U.S. Treasury Bills	5.259%	09/10/2024	09/10/2024	425,000,000	420,611,214
U.S. Treasury Bills	5.262%	08/27/2024	08/27/2024	135,000,000	133,880,484
U.S. Treasury Bills	5.265%	08/27/2024	08/27/2024	265,000,000	262,801,383
U.S. Treasury Bills	5.268%	10/03/2024	10/03/2024	96,600,000	95,293,431
U.S. Treasury Bills	5.269%	10/03/2024	10/03/2024	96,600,000	95,293,179
U.S. Treasury Bills	5.274%	10/24/2024	10/24/2024	200,000,000	196,703,333
U.S. Treasury Bills	5.283%	09/03/2024	09/03/2024	124,800,000	123,636,864
U.S. Treasury Bills	5.284%	11/07/2024	11/07/2024	390,981,000	383,758,766
U.S. Treasury Bills	5.285%	09/03/2024	09/03/2024	250,190,000	247,857,117
U.S. Treasury Bills	5.287%	10/31/2024	10/31/2024	268,105,000	263,412,194
U.S. Treasury Bills	5.287%	11/07/2024	11/07/2024	110,000,000	107,967,085
U.S. Treasury Bills	5.288%	10/31/2024	10/31/2024	241,100,000	236,879,062
U.S. Treasury Bills	5.289%	10/31/2024	10/31/2024	115,700,000	113,673,852
U.S. Treasury Bills	5.290%	10/03/2024	10/03/2024	38,700,000	38,174,439
U.S. Treasury Bills	5.291%	10/03/2024	10/03/2024	96,600,000	95,287,756
U.S. Treasury Bills (a)	5.292%	10/29/2024	10/29/2024	219,900,000	216,108,533
U.S. Treasury Bills (a)	5.294%	10/29/2024	10/29/2024	104,710,000	102,904,094
U.S. Treasury Bills	5.295%	10/03/2024	10/03/2024	96,600,000	95,286,873
U.S. Treasury Bills	5.296%	09/17/2024	09/17/2024	523,310,000	517,380,026
U.S. Treasury Bills (a)	5.296%	10/29/2024	10/29/2024	275,390,000	270,638,146
U.S. Treasury Bills	5.297%	09/17/2024	09/17/2024	50,320,000	49,749,682
U.S. Treasury Bills	5.298%	09/17/2024	09/17/2024	26,370,000	26,071,041
U.S. Treasury Bills	5.302%	11/14/2024	11/14/2024	77,140,000	75,634,827
U.S. Treasury Bills	5.303%	11/14/2024	11/14/2024	522,140,000	511,949,916
U.S. Treasury Bills	5.304%	11/21/2024	11/21/2024	567,510,000	555,877,937
U.S. Treasury Bills	5.308%	10/08/2024	10/08/2024	100,000,000	98,566,700
U.S. Treasury Bills	5.309%	09/24/2024	09/24/2024	409,110,000	404,055,645
U.S. Treasury Bills	5.309%	11/21/2024	11/21/2024	32,490,000	31,823,418
U.S. Treasury Bills	5.310%	12/05/2024	12/05/2024	297,320,000	290,639,034
U.S. Treasury Bills	5.312%	09/24/2024	09/24/2024	265,890,000	262,603,489
U.S. Treasury Bills	5.313%	12/05/2024	12/05/2024	343,220,000	335,503,890
U.S. Treasury Bills	5.316%	11/21/2024	11/21/2024	19,690,000	19,285,560
U.S. Treasury Bills	5.317%	11/21/2024	11/21/2024	49,230,000	48,218,505
U.S. Treasury Bills	5.317%	12/26/2024	12/26/2024	271,660,000	264,755,912
U.S. Treasury Bills	5.318%	12/05/2024	12/05/2024	59,460,000	58,121,952
U.S. Treasury Bills	5.319%	10/08/2024	10/08/2024	469,690,000	462,947,125
U.S. Treasury Bills	5.319%	12/19/2024	12/19/2024	261,100,000	254,715,942
U.S. Treasury Bills	5.320%	10/15/2024	10/15/2024	14,530,000	14,306,888
U.S. Treasury Bills	5.320%	11/29/2024	11/29/2024	137,860,000	134,871,913
U.S. Treasury Bills	5.320%	12/26/2024	12/26/2024	168,430,000	164,147,363
U.S. Treasury Bills	5.321%	12/19/2024	12/19/2024	413,900,000	403,774,971
U.S. Treasury Bills	5.323%	11/29/2024	11/29/2024	243,220,000	237,945,707
U.S. Treasury Bills	5.323%	12/26/2024	12/26/2024	9,910,000	9,657,898
U.S. Treasury Bills	5.324%	10/01/2024	10/01/2024	172,300,000	169,993,812
U.S. Treasury Bills	5.325%	10/15/2024	10/15/2024	323,520,000	318,547,498
U.S. Treasury Bills	5.326%	10/08/2024	10/08/2024	100,000,000	98,561,750
U.S. Treasury Bills	5.327%	10/01/2024	10/01/2024	277,700,000	273,981,288
U.S. Treasury Bills	5.328%	10/08/2024	10/08/2024	405,310,000	399,486,202
U.S. Treasury Bills	5.328%	12/12/2024	12/12/2024	325,300,000	317,649,577
U.S. Treasury Bills	5.330%	10/15/2024	10/15/2024	246,960,000	243,160,589
U.S. Treasury Bills	5.330%	12/12/2024	12/12/2024	175,030,000	170,911,641
U.S. Treasury Bills	5.331%	10/08/2024	10/08/2024	75,000,000	73,920,281
U.S. Treasury Bills	5.331%	10/22/2024	10/22/2024	485,000,000	477,055,450
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (b)	5.342%	06/29/2024	07/31/2024	$400,000,000	$399,982,049
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (b)	5.445%	06/29/2024	10/31/2024	177,420,000	177,402,333
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	5.455%	06/29/2024	04/30/2026	324,000,000	323,991,782
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	5.475%	07/01/2024	10/31/2025	298,902,000	298,745,192
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	5.505%	06/29/2024	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	5.550%	06/29/2024	01/31/2026	187,238,000	187,247,062
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	380,210,000	363,628,428
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	76,150,000	74,165,594
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	87,010,000	85,202,430
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	82,500,000	80,936,047
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	251,540,000	248,794,093
TOTAL TREASURY DEBT					24,601,869,287
TREASURY REPURCHASE AGREEMENTS—41.0%
Agreement with Australia and New Zealand Banking Group, dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.500% – 5.375% due 10/31/2026 – 02/15/2053, valued at $570,789,612); expected proceeds $560,249,200	5.340%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/10/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 4.625% due 05/15/2040 – 05/15/2054, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, U.S. Treasury Inflation Index Notes, 0.500% – 0.750% due 01/15/2028 – 07/15/2028, and U.S. Treasury Notes, 0.625% – 4.875% due 02/28/2025 – 05/15/2034, valued at $255,000,064); expected proceeds $250,110,625	5.310%	07/01/2024	07/01/2024	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 01/15/2027, U.S. Treasury Notes, 0.250% – 3.000% due 01/15/2025 – 09/30/2025, and U.S. Treasury Strips, 0.000% due 05/15/2025 – 05/15/2052, valued at $649,740,011); expected proceeds $637,282,403	5.320%	07/01/2024	07/01/2024	637,000,000	637,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041 and a U.S. Treasury Note, 2.625% due 07/31/2029, valued at $550,800,004); expected proceeds $542,398,500	5.330%	07/05/2024	07/05/2024	540,000,000	540,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $45,900,024); expected proceeds $45,019,950	5.320%	07/01/2024	07/01/2024	45,000,000	45,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 04/11/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 6.875% due 08/15/2025 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 10/15/2025 – 01/15/2030, U.S. Treasury Notes, 0.250% – 5.475% due 06/30/2024 – 09/30/2029, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 11/15/2053, valued at $510,000,000); expected proceeds $509,139,583 (c)	5.350%	08/12/2024	08/12/2024	$500,000,000	$500,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024, U.S. Treasury Bonds, 3.875% – 6.875% due 08/15/2025 – 08/15/2040, U.S. Treasury Inflation Index Bonds, 2.000% – 2.125% due 01/15/2026 – 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2024 – 01/15/2030, U.S. Treasury Notes, 0.375% – 4.875% due 07/31/2024 – 04/30/2029, and U.S. Treasury Strips, 0.000% due 02/15/2029 – 11/15/2052, valued at $525,300,038); expected proceeds $515,227,888	5.310%	07/01/2024	07/01/2024	515,000,000	515,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bonds, 1.625% – 4.125% due 02/15/2042 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, and U.S. Treasury Notes, 0.625% – 4.375% due 07/31/2026 – 02/15/2031, valued at $112,200,020); expected proceeds $110,504,869	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026 and U.S. Treasury Notes, 0.500% – 5.455% due 02/15/2026 – 08/15/2026, valued at $3,172,785,590); expected proceeds $3,111,381,358	5.330%	07/01/2024	07/01/2024	3,110,000,000	3,110,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.875% – 4.000% due 09/30/2026 – 11/15/2031, valued at $586,500,105); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.625% due 05/15/2031, valued at $300,132,503); expected proceeds $300,132,500	5.300%	07/01/2024	07/01/2024	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024, and U.S. Treasury Notes, 3.250% – 4.625% due 02/28/2026 – 06/30/2027, valued at $612,000,022); expected proceeds $600,266,000	5.320%	07/01/2024	07/01/2024	600,000,000	600,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/26/2024 – 03/20/2025, and U.S. Treasury Notes, 0.375% – 5.000% due 12/31/2024 – 02/28/2029, valued at $1,530,000,008); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	$1,500,000,000	$1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 06/28/2024 (collateralized by a U.S. Treasury Inflation Index Note, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.375% – 4.875% due 05/31/2026 – 05/15/2043, valued at $1,839,988,873); expected proceeds $1,800,801,000	5.340%	07/01/2024	07/01/2024	1,800,000,000	1,800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 10/03/2024, a U.S. Treasury Bond, 1.625% due 11/15/2050, , a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026 and U.S. Treasury Notes, 0.375% – 4.250% due 09/30/2024 – 07/31/2027, valued at $204,000,005); expected proceeds $203,523,722 (c)	5.330%	07/22/2024	07/22/2024	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.125% – 3.000% due 01/15/2025 – 10/31/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $459,000,045); expected proceeds $450,199,500	5.320%	07/01/2024	07/01/2024	450,000,000	450,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 01/15/2026 – 01/15/2029, and U.S. Treasury Strips, 0.000% due 08/15/2024 – 08/15/2029, valued at $714,000,000); expected proceeds $700,310,333	5.320%	07/01/2024	07/01/2024	700,000,000	700,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 2.875% – 7.500% due 11/15/2024 – 08/15/2045, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 02/15/2025, valued at $112,200,016); expected proceeds $110,114,003	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024 – 06/12/2025, U.S. Treasury Bonds, 3.000% – 5.375% due 02/15/2031 – 08/15/2043, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.375% – 4.500% due 11/30/2024 – 02/15/2033, valued at $102,000,019); expected proceeds $100,089,000	5.340%	07/03/2024	07/03/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024 – 06/12/2025, U.S. Treasury Bonds, 1.750% – 5.250% due 02/15/2029 – 08/15/2052, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.750% – 4.875% due 08/31/2024 – 05/15/2034, valued at $204,000,056); expected proceeds $200,088,667	5.320%	07/01/2024	07/01/2024	$200,000,000	$200,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2048 and U.S. Treasury Notes, 2.625% – 4.125% due 07/31/2029 – 08/15/2032, valued at $708,900,064); expected proceeds $695,308,117	5.320%	07/01/2024	07/01/2024	695,000,000	695,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 2.750% due 08/15/2032, valued at $255,000,055); expected proceeds $250,260,556	5.360%	07/01/2024	07/05/2024	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 6.000% due 02/15/2026 – 05/15/2053, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 07/15/2025 – 01/15/2031, and U.S. Treasury Notes, 0.250% – 5.342% due 07/31/2024 – 02/15/2034, valued at $510,000,027); expected proceeds $500,221,667	5.320%	07/01/2024	07/01/2024	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.250% – 6.625%, due 05/31/2025 – 11/15/2053, valued at $1,532,650,438); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	1,500,000,000	1,500,000,000
Agreement with National Australia Bank, Ltd., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 0.000% due 05/15/2028, valued at $122,365,619); expected proceeds $120,053,100	5.310%	07/01/2024	07/01/2024	120,000,000	120,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $178,500,056); expected proceeds $175,182,049	5.350%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $204,000,054); expected proceeds $200,089,000	5.340%	07/01/2024	07/01/2024	200,000,000	200,000,000
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.750% – 4.000% due 05/15/2041 – 11/15/2052, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $106,716,134); expected proceeds $104,362,671	5.340%	07/01/2024	07/01/2024	104,316,250	104,316,250
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 3.000%–4.500% due 11/15/2033 – 08/15/2052, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2041, valued at $168,789,008); expected proceeds $164,860,830	5.340%	07/01/2024	07/01/2024	164,787,500	164,787,500
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 10/22/2024, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 4.000% – 4.375% due 08/15/2026 – 06/30/2028, valued at $510,000,095); expected proceeds $500,221,250	5.310%	07/01/2024	07/01/2024	$500,000,000	$500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 02/15/2048, valued at $168,300,016); expected proceeds $167,907,071 (c)	5.330%	07/17/2024	07/17/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 05/01/2024 (collateralized by U.S. Treasury Bonds, 3.125% – 4.125% due 11/15/2042 – 08/15/2053, valued at $219,300,049); expected proceeds $217,875,625 (c)	5.350%	07/30/2024	07/30/2024	215,000,000	215,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by U.S. Treasury Bonds, 2.250% – 2.375% due 05/15/2041 – 11/15/2049, valued at $51,000,067); expected proceeds $50,891,667 (c)	5.350%	10/15/2024	10/15/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, valued at $178,500,056); expected proceeds $175,181,028	5.320%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, valued at $107,100,075); expected proceeds $106,856,896 (c)	5.350%	10/25/2024	10/25/2024	105,000,000	105,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2025 – 01/15/2027, and U.S. Treasury Notes, 2.375% – 4.500% due 03/31/2029 – 11/15/2033, valued at $586,500,094); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.875% – 4.000% due 11/15/2043 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, and U.S. Treasury Notes, 0.250% – 5.000% due 09/30/2025 – 11/15/2032, valued at $571,200,014); expected proceeds $560,247,800	5.310%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.625% – 2.875% due 03/31/2027 – 05/15/2032, valued at $408,000,071); expected proceeds $400,177,333	5.320%	07/01/2024	07/01/2024	400,000,000	400,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Warburg and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2024 – 02/20/2025, U.S. Treasury Bonds, 1.250% – 6.625% due 02/15/2027 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 3.875% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2024 – 07/15/2033, U.S. Treasury Notes, 0.250% – 5.474% due 07/31/2024 – 11/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2025 – 11/15/2053, valued at $127,500,081); expected proceeds $125,055,521	5.330%	07/01/2024	07/01/2024	$125,000,000	$125,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 5.000% due 05/15/2037 – 08/15/2050, valued at $155,189,067); expected proceeds $152,655,000 (c)	5.310%	07/24/2024	07/24/2024	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					19,531,103,750
TOTAL INVESTMENTS (d)(e)–92.6%					44,132,973,037
Other Assets in Excess of Liabilities —7.4%					3,521,584,707
NET ASSETS –100.0%					$47,654,557,744
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,385,000,000 or 2.9% of net assets as of June 30, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$24,601,869,287
Repurchase agreements, at value and amortized cost	19,531,103,750
Total Investments	44,132,973,037
Cash	4,070,295,915
Interest receivable — unaffiliated issuers	42,325,881
Other receivable	1,807,623
TOTAL ASSETS	48,247,402,456
LIABILITIES
Payable for investments purchased	589,650,773
Advisory and administrator fee payable	1,853,667
Custody, sub-administration and transfer agent fees payable	1,273,514
Trustees’ fees and expenses payable	6,857
Professional fees payable	37,737
Printing fees payable	6,847
Accrued expenses and other liabilities	15,317
TOTAL LIABILITIES	592,844,712
NET ASSETS	$47,654,557,744
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,213,457,434
EXPENSES
Advisory and administrator fee	11,269,587
Custodian, sub-administrator and transfer agent fees	1,352,576
Trustees’ fees and expenses	152,218
Professional fees	146,324
Printing and postage fees	25,544
Insurance expense	6,547
Miscellaneous expenses	46,243
TOTAL EXPENSES	12,999,039
NET INVESTMENT INCOME (LOSS)	$1,200,458,395
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(178,808)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,200,279,587
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,200,458,395	$1,870,955,642
Net realized gain (loss)	(178,808)	1,798
Net increase (decrease) in net assets resulting from operations	1,200,279,587	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	89,014,419,937	149,191,392,523
Withdrawals	(88,674,073,949)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	340,345,988	555,879,417
Net increase (decrease) in net assets during the period	1,540,625,575	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$47,654,557,744	$46,113,932,169
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,654,558	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.30%(b)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it .
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $19,531,103,750 and associated collateral equal to $19,925,848,155.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 7.4%
Ampol Ltd.	49,395	$1,066,847
ANZ Group Holdings Ltd.	587,963	11,089,033
APA Group Stapled Security	248,561	1,326,352
Aristocrat Leisure Ltd.	110,602	3,675,550
ASX Ltd.	38,835	1,556,157
Aurizon Holdings Ltd.	379,774	925,757
BHP Group Ltd.	995,792	28,383,898
BlueScope Steel Ltd.	91,093	1,242,889
Brambles Ltd.	268,717	2,607,593
CAR Group Ltd.	71,079	1,673,322
Cochlear Ltd.	12,354	2,740,443
Coles Group Ltd.	258,005	2,934,417
Commonwealth Bank of Australia	326,109	27,742,336
Computershare Ltd.	106,029	1,865,174
Dexus REIT	210,234	909,823
Endeavour Group Ltd.	319,135	1,076,328
Fortescue Ltd.	326,306	4,665,742
Glencore PLC	2,008,519	11,453,284
Goodman Group REIT	336,738	7,814,945
GPT Group REIT	374,436	1,000,268
Insurance Australia Group Ltd.	478,208	2,280,311
Lottery Corp. Ltd.	442,593	1,498,620
Macquarie Group Ltd.	70,344	9,616,182
Medibank Pvt Ltd.	500,318	1,246,333
Mineral Resources Ltd.	34,833	1,254,353
Mirvac Group REIT	797,874	996,449
National Australia Bank Ltd.	605,870	14,659,757
Northern Star Resources Ltd.	224,657	1,950,484
Orica Ltd.	97,898	1,168,362
Origin Energy Ltd.	337,307	2,446,438
Pilbara Minerals Ltd. (a)	527,481	1,081,494
Pro Medicus Ltd.	12,004	1,148,497
Qantas Airways Ltd. (b)	166,782	651,604
QBE Insurance Group Ltd.	285,621	3,317,177
Ramsay Health Care Ltd.	34,383	1,089,809
REA Group Ltd. (a)	9,983	1,311,161
Reece Ltd.	48,540	815,947
Rio Tinto Ltd.	73,320	5,827,046
Rio Tinto PLC	221,384	14,555,071
Santos Ltd.	624,919	3,196,918
Scentre Group REIT	1,008,455	2,101,310
SEEK Ltd.	70,304	1,002,906
Seven Group Holdings Ltd.	41,736	1,050,269
Sonic Healthcare Ltd.	85,913	1,509,015
South32 Ltd.	869,994	2,126,554
Stockland REIT	474,699	1,322,006
Suncorp Group Ltd.	257,889	2,998,545
Telstra Group Ltd.	792,374	1,915,657
Transurban Group Stapled Security	613,177	5,077,928
Treasury Wine Estates Ltd.	157,053	1,304,805
Vicinity Ltd. REIT	773,415	955,572
Security Description	Shares	Value
Washington H Soul Pattinson & Co. Ltd.	40,775	$893,741
Wesfarmers Ltd.	222,945	9,704,900
Westpac Banking Corp.	681,006	12,384,474
WiseTech Global Ltd.	32,570	2,181,713
Woodside Energy Group Ltd.	372,546	7,018,786
Woolworths Group Ltd.	242,265	5,467,111
		244,877,463
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	3,143,185
Mondi PLC	88,803	1,704,605
OMV AG	26,979	1,175,674
Verbund AG	14,316	1,130,025
voestalpine AG	22,739	614,625
		7,768,114
BELGIUM — 0.8%
Ageas SA	31,862	1,457,441
Anheuser-Busch InBev SA	175,664	10,189,063
D'ieteren Group	4,423	939,064
Elia Group SA	5,712	535,355
Groupe Bruxelles Lambert NV	16,553	1,182,417
KBC Group NV	47,750	3,372,504
Lotus Bakeries NV	87	897,923
Sofina SA	3,290	751,756
Syensqo SA	14,831	1,328,356
UCB SA	24,168	3,592,616
Umicore SA (a)	44,085	662,891
Warehouses De Pauw CVA REIT	36,020	976,693
		25,886,079
BRAZIL — 0.0% (c)
Yara International ASA	33,994	982,067
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	776,635
CHILE — 0.1%
Antofagasta PLC	72,829	1,942,530
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	700,000	2,156,288
Prosus NV	274,724	9,792,927
SITC International Holdings Co. Ltd. (a)	243,000	659,836
Wharf Holdings Ltd. (a)	230,000	646,630
Wilmar International Ltd.	385,400	881,564
		14,137,245
DENMARK — 3.9%
AP Moller - Maersk AS Class A	572	971,665
AP Moller - Maersk AS Class B	847	1,473,504
Carlsberg AS Class B	19,073	2,290,449
Coloplast AS Class B	24,427	2,936,913
Danske Bank AS	131,572	3,923,600
Demant AS (b)	21,084	913,270
DSV AS	33,916	5,200,824

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Genmab AS (b)	12,647	$3,171,656
Novo Nordisk AS Class B	639,233	92,382,039
Novonesis (Novozymes) B Class B	72,767	4,456,040
Orsted AS (b) (d)	36,095	1,922,452
Pandora AS	15,598	2,355,997
Rockwool AS Class B	2,037	827,306
Tryg AS	69,763	1,525,959
Vestas Wind Systems AS (b)	195,411	4,528,473
		128,880,147
FINLAND — 1.0%
Elisa OYJ	28,435	1,305,559
Fortum OYJ (a)	91,577	1,339,716
Kesko OYJ Class B	57,821	1,015,683
Kone OYJ Class B	65,360	3,228,587
Metso OYJ	131,475	1,392,739
Neste OYJ	83,742	1,492,103
Nokia OYJ	1,034,274	3,944,539
Nordea Bank Abp	586,434	6,982,807
Nordea Bank Abp	24,660	293,763
Orion OYJ Class B	20,582	879,262
Sampo OYJ Class A	87,911	3,778,168
Stora Enso OYJ Class R	115,387	1,577,361
UPM-Kymmene OYJ	101,413	3,545,449
Wartsila OYJ Abp	94,310	1,819,382
		32,595,118
FRANCE — 9.2%
Accor SA	38,174	1,566,968
Aeroports de Paris SA	6,344	772,387
Air Liquide SA	112,545	19,453,619
Airbus SE	115,856	15,925,880
Alstom SA	72,423	1,218,624
Amundi SA (d)	11,496	742,331
Arkema SA	11,768	1,023,493
AXA SA	354,507	11,614,859
BioMerieux	7,880	749,529
BNP Paribas SA	202,170	12,898,710
Bollore SE	120,485	707,632
Bouygues SA	38,117	1,224,332
Bureau Veritas SA	58,836	1,630,667
Capgemini SE	29,834	5,937,684
Carrefour SA	105,660	1,494,783
Cie de Saint-Gobain SA	89,766	6,986,534
Cie Generale des Etablissements Michelin SCA	134,520	5,206,046
Covivio SA REIT	7,852	373,475
Credit Agricole SA	204,291	2,789,410
Danone SA	124,404	7,610,479
Dassault Aviation SA	4,199	763,248
Dassault Systemes SE	132,500	5,012,845
Edenred SE	47,543	2,008,106
Eiffage SA	14,427	1,326,033
Engie SA	361,012	5,159,509
EssilorLuxottica SA	58,206	12,551,320
Security Description	Shares	Value
Eurazeo SE	9,058	$721,784
Gecina SA REIT	8,880	817,999
Getlink SE	53,377	883,845
Hermes International SCA	6,182	14,178,701
Ipsen SA	7,159	878,520
Kering SA	14,754	5,352,567
Klepierre SA REIT	43,119	1,154,396
La Francaise des Jeux SAEM (d)	18,489	630,136
Legrand SA	50,681	5,031,963
L'Oreal SA	46,897	20,609,885
LVMH Moet Hennessy Louis Vuitton SE	54,086	41,365,035
Orange SA	355,148	3,560,413
Pernod Ricard SA	40,430	5,490,021
Publicis Groupe SA	44,306	4,719,057
Remy Cointreau SA	4,103	342,557
Renault SA	38,533	1,975,685
Rexel SA	41,607	1,077,350
Safran SA	66,720	14,115,520
Sartorius Stedim Biotech	5,561	913,669
SEB SA	4,806	492,420
Societe Generale SA	140,243	3,294,697
Sodexo SA	17,895	1,611,034
Teleperformance SE	11,251	1,185,810
Thales SA	18,514	2,966,437
TotalEnergies SE	420,541	28,093,067
Unibail-Rodamco-Westfield REIT (b)	23,242	1,831,356
Veolia Environnement SA	134,302	4,018,755
Vinci SA	97,917	10,324,252
Vivendi SE	133,656	1,397,507
		305,782,941
GERMANY — 8.3%
adidas AG	31,452	7,517,039
Allianz SE	76,350	21,234,405
BASF SE	176,648	8,554,541
Bayer AG	194,231	5,491,450
Bayerische Motoren Werke AG	62,246	5,896,023
Bayerische Motoren Werke AG Preference Shares	11,599	1,024,955
Bechtle AG	15,089	710,582
Beiersdorf AG	19,114	2,797,287
Brenntag SE	26,021	1,755,830
Carl Zeiss Meditec AG	8,085	568,864
Commerzbank AG	203,650	3,096,046
Continental AG	22,399	1,269,925
Covestro AG (b) (d)	38,096	2,237,451
CTS Eventim AG & Co. KGaA	12,864	1,074,007
Daimler Truck Holding AG	103,640	4,128,703
Deutsche Bank AG	372,577	5,952,907
Deutsche Boerse AG	36,683	7,513,101
Deutsche Lufthansa AG	121,904	746,015
Deutsche Post AG	191,088	7,739,341
Deutsche Telekom AG	632,672	15,921,002

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dr Ing hc F Porsche AG Preference Shares (d)	21,677	$1,615,112
E.ON SE	443,928	5,830,684
Evonik Industries AG	52,799	1,077,989
Fresenius Medical Care AG	40,959	1,569,786
Fresenius SE & Co. KGaA (b)	83,117	2,483,570
GEA Group AG	32,791	1,367,093
Hannover Rueck SE	11,590	2,940,190
Heidelberg Materials AG	25,689	2,665,667
Henkel AG & Co. KGaA	20,708	1,630,135
Henkel AG & Co. KGaA Preference Shares	32,026	2,856,433
Infineon Technologies AG	255,397	9,390,028
Knorr-Bremse AG	14,406	1,100,846
LEG Immobilien SE	14,932	1,220,418
Mercedes-Benz Group AG	156,842	10,853,926
Merck KGaA	25,815	4,281,505
MTU Aero Engines AG	10,149	2,597,474
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,651	13,339,025
Nemetschek SE	11,865	1,167,994
Porsche Automobil Holding SE Preference Shares	30,321	1,371,679
Puma SE	19,231	883,586
Rational AG	1,075	895,782
Rheinmetall AG	8,441	4,303,489
RWE AG	120,801	4,136,520
SAP SE	204,838	41,606,316
Sartorius AG Preference Shares	5,144	1,207,366
Scout24 SE (d)	13,225	1,009,182
Siemens AG	149,246	27,787,291
Siemens Energy AG (b)	118,818	3,095,714
Siemens Healthineers AG (d)	53,831	3,103,905
Symrise AG	25,506	3,124,513
Talanx AG	12,433	993,384
Volkswagen AG	5,740	689,622
Volkswagen AG Preference Shares	40,893	4,619,376
Vonovia SE	139,366	3,965,656
Zalando SE (b) (d)	44,998	1,055,681
		277,066,411
HONG KONG — 1.6%
AIA Group Ltd.	2,195,400	14,903,322
CK Asset Holdings Ltd.	395,899	1,483,214
CK Infrastructure Holdings Ltd.	136,000	768,194
CLP Holdings Ltd.	318,500	2,574,141
Futu Holdings Ltd. ADR (b)	10,900	715,095
Hang Seng Bank Ltd.	144,300	1,855,640
Henderson Land Development Co. Ltd.	259,436	696,158
HKT Trust & HKT Ltd. Stapled Security	811,000	909,952
Hong Kong & China Gas Co. Ltd.	2,101,995	1,599,233
Security Description	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	233,330	$7,477,414
Hongkong Land Holdings Ltd.	238,600	770,678
Jardine Matheson Holdings Ltd.	33,000	1,167,540
Link REIT	483,291	1,878,715
MTR Corp. Ltd.	325,012	1,026,148
Power Assets Holdings Ltd.	274,000	1,482,760
Prudential PLC	536,727	4,874,174
Sino Land Co. Ltd.	824,456	850,074
Sun Hung Kai Properties Ltd.	278,500	2,409,595
Swire Pacific Ltd. Class A	84,500	746,792
Swire Properties Ltd.	232,200	369,978
Techtronic Industries Co. Ltd.	262,500	2,999,078
WH Group Ltd. (d)	1,695,266	1,116,078
Wharf Real Estate Investment Co. Ltd.	313,000	829,867
		53,503,840
IRELAND — 0.5%
AerCap Holdings NV	40,900	3,811,880
AIB Group PLC	342,649	1,812,668
Bank of Ireland Group PLC	206,491	2,161,725
Kerry Group PLC Class A	31,089	2,520,632
Kingspan Group PLC	30,839	2,627,611
Smurfit Kappa Group PLC	49,767	2,220,738
		15,155,254
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	429,774
Bank Hapoalim BM	247,133	2,185,178
Bank Leumi Le-Israel BM	301,954	2,460,710
Check Point Software Technologies Ltd. (b)	17,310	2,856,150
Elbit Systems Ltd.	5,427	948,774
Global-e Online Ltd. (a) (b)	20,000	725,400
ICL Group Ltd.	150,007	649,452
Israel Discount Bank Ltd. Class A	250,161	1,247,750
Mizrahi Tefahot Bank Ltd.	30,625	1,037,309
Nice Ltd. (b)	11,683	1,910,676
Teva Pharmaceutical Industries Ltd. ADR (b)	220,528	3,583,580
Wix.com Ltd. (b)	10,000	1,590,700
		19,625,453
ITALY — 2.4%
Amplifon SpA	25,292	901,027
Assicurazioni Generali SpA	202,192	5,046,929
Banco BPM SpA	239,981	1,546,799
Coca-Cola HBC AG	45,089	1,537,779
Davide Campari-Milano NV (a)	113,571	1,074,055
DiaSorin SpA	5,195	518,134
Enel SpA	1,600,399	11,138,693
Eni SpA	419,422	6,452,349
Ferrari NV	24,605	10,039,219
FinecoBank Banca Fineco SpA	120,281	1,794,444

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (d)	54,447	$568,948
Intesa Sanpaolo SpA	2,879,215	10,710,812
Leonardo SpA	80,480	1,869,997
Mediobanca Banca di Credito Finanziario SpA	101,803	1,493,681
Moncler SpA	43,715	2,673,351
Nexi SpA (b) (d)	105,114	641,463
Poste Italiane SpA (d)	94,478	1,204,450
Prysmian SpA	51,963	3,220,075
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,107,823
Snam SpA (a)	379,104	1,678,446
Telecom Italia SpA (a) (b)	1,880,790	450,517
Terna - Rete Elettrica Nazionale	274,053	2,120,045
UniCredit SpA (a)	296,164	10,984,108
		78,773,144
JAPAN — 22.0%
Advantest Corp.	148,200	5,919,340
Aeon Co. Ltd.	126,100	2,695,872
AGC, Inc. (a)	39,100	1,265,415
Aisin Corp.	27,700	902,842
Ajinomoto Co., Inc.	92,400	3,240,261
ANA Holdings, Inc.	35,300	651,643
Asahi Group Holdings Ltd.	92,500	3,263,319
Asahi Kasei Corp.	247,400	1,584,892
Asics Corp.	130,000	1,988,872
Astellas Pharma, Inc.	352,200	3,481,276
Bandai Namco Holdings, Inc.	113,500	2,215,529
Bridgestone Corp. (a)	111,400	4,378,160
Brother Industries Ltd.	49,800	876,438
Canon, Inc. (a)	197,900	5,356,562
Capcom Co. Ltd.	67,400	1,270,821
Central Japan Railway Co.	152,100	3,283,870
Chiba Bank Ltd.	99,200	883,093
Chubu Electric Power Co., Inc.	127,700	1,509,124
Chugai Pharmaceutical Co. Ltd.	133,800	4,754,450
Concordia Financial Group Ltd.	218,700	1,286,423
Dai Nippon Printing Co. Ltd. (a)	41,300	1,389,504
Daifuku Co. Ltd.	54,900	1,027,285
Dai-ichi Life Holdings, Inc.	178,500	4,769,321
Daiichi Sankyo Co. Ltd.	361,300	12,407,194
Daikin Industries Ltd.	51,200	7,120,129
Daito Trust Construction Co. Ltd.	12,300	1,268,155
Daiwa House Industry Co. Ltd.	105,800	2,681,503
Daiwa Securities Group, Inc.	246,100	1,877,189
Denso Corp.	373,800	5,804,752
Dentsu Group, Inc. (a)	42,000	1,058,224
Disco Corp.	18,300	6,944,125
East Japan Railway Co.	174,300	2,887,121
Eisai Co. Ltd.	50,300	2,061,281
Security Description	Shares	Value
ENEOS Holdings, Inc.	582,600	$2,993,766
FANUC Corp.	188,700	5,172,064
Fast Retailing Co. Ltd.	33,800	8,522,492
Fuji Electric Co. Ltd.	25,000	1,422,355
FUJIFILM Holdings Corp.	222,000	5,191,869
Fujitsu Ltd.	349,100	5,462,419
Hamamatsu Photonics KK	28,600	765,938
Hankyu Hanshin Holdings, Inc.	45,100	1,198,293
Hikari Tsushin, Inc.	4,000	745,120
Hitachi Construction Machinery Co. Ltd.	23,300	623,998
Hitachi Ltd.	906,500	20,292,842
Honda Motor Co. Ltd.	885,400	9,467,164
Hoshizaki Corp.	20,300	643,855
Hoya Corp.	68,100	7,918,752
Hulic Co. Ltd. (a)	74,500	659,737
Ibiden Co. Ltd.	19,300	785,630
Idemitsu Kosan Co. Ltd.	191,200	1,237,939
Inpex Corp. (a)	187,400	2,757,527
Isuzu Motors Ltd.	115,600	1,531,416
ITOCHU Corp. (a)	233,300	11,390,888
Japan Airlines Co. Ltd.	25,500	402,410
Japan Exchange Group, Inc.	92,600	2,159,861
Japan Post Bank Co. Ltd.	286,900	2,710,087
Japan Post Holdings Co. Ltd.	404,900	4,014,767
Japan Post Insurance Co. Ltd.	42,100	816,823
Japan Real Estate Investment Corp. REIT	248	783,190
Japan Tobacco, Inc. (a)	233,000	6,297,924
JFE Holdings, Inc.	105,500	1,518,620
Kajima Corp.	77,000	1,331,440
Kansai Electric Power Co., Inc.	139,100	2,336,493
Kao Corp. (a)	89,400	3,625,796
Kawasaki Kisen Kaisha Ltd.	81,300	1,182,656
KDDI Corp.	296,500	7,841,048
Keisei Electric Railway Co. Ltd.	24,800	797,991
Keyence Corp.	38,000	16,666,045
Kikkoman Corp.	134,000	1,552,337
Kintetsu Group Holdings Co. Ltd.	36,200	788,091
Kirin Holdings Co. Ltd. (a)	151,800	1,956,244
Kobe Bussan Co. Ltd. (a)	32,500	724,108
Koito Manufacturing Co. Ltd.	43,000	593,168
Komatsu Ltd.	183,200	5,319,702
Konami Group Corp.	20,700	1,490,153
Kubota Corp.	195,800	2,738,717
Kyocera Corp.	244,700	2,816,499
Kyowa Kirin Co. Ltd.	49,000	836,923
Lasertec Corp.	15,800	3,544,834
LY Corp.	530,500	1,282,553
M3, Inc.	89,400	852,262
Makita Corp.	43,400	1,179,565
Marubeni Corp.	275,500	5,096,048
MatsukiyoCocokara & Co.	62,400	896,084

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mazda Motor Corp.	104,900	$1,014,698
McDonald's Holdings Co. Japan Ltd.	14,600	575,432
MEIJI Holdings Co. Ltd.	44,200	953,188
Minebea Mitsumi, Inc.	66,500	1,362,163
Mitsubishi Chemical Group Corp.	254,800	1,414,658
Mitsubishi Corp.	649,300	12,706,679
Mitsubishi Electric Corp.	375,000	5,985,407
Mitsubishi Estate Co. Ltd.	215,200	3,371,279
Mitsubishi HC Capital, Inc.	159,200	1,051,041
Mitsubishi Heavy Industries Ltd.	617,100	6,609,868
Mitsubishi UFJ Financial Group, Inc.	2,164,100	23,260,779
Mitsui & Co. Ltd.	500,000	11,348,377
Mitsui Chemicals, Inc.	35,100	968,818
Mitsui Fudosan Co. Ltd.	529,800	4,836,574
Mitsui OSK Lines Ltd. (a)	67,400	2,018,732
Mizuho Financial Group, Inc.	473,840	9,891,550
MonotaRO Co. Ltd. (a)	53,900	633,625
MS&AD Insurance Group Holdings, Inc.	256,700	5,704,976
Murata Manufacturing Co. Ltd.	336,600	6,951,294
NEC Corp.	46,900	3,861,684
Nexon Co. Ltd. (a)	67,400	1,246,519
NIDEC Corp.	80,200	3,582,227
Nintendo Co. Ltd.	203,100	10,802,708
Nippon Building Fund, Inc. REIT (a)	310	1,084,981
NIPPON EXPRESS HOLDINGS, Inc.	11,700	539,323
Nippon Paint Holdings Co. Ltd.	186,100	1,212,438
Nippon Prologis REIT, Inc.	470	733,371
Nippon Sanso Holdings Corp.	32,400	958,545
Nippon Steel Corp.	166,000	3,509,673
Nippon Telegraph & Telephone Corp.	5,820,600	5,492,771
Nippon Yusen KK (a)	86,300	2,511,852
Nissan Chemical Corp. (a)	21,400	678,079
Nissan Motor Co. Ltd.	443,800	1,506,095
Nissin Foods Holdings Co. Ltd.	35,700	905,927
Nitori Holdings Co. Ltd.	15,500	1,637,107
Nitto Denko Corp.	29,300	2,315,075
Nomura Holdings, Inc.	591,600	3,390,869
Nomura Real Estate Holdings, Inc.	21,700	543,782
Nomura Real Estate Master Fund, Inc. REIT (a)	861	763,799
Nomura Research Institute Ltd.	74,200	2,085,405
NTT Data Group Corp.	123,900	1,819,295
Obayashi Corp.	129,200	1,535,686
Obic Co. Ltd.	11,900	1,534,291
Olympus Corp.	227,300	3,664,693
Omron Corp.	34,900	1,199,565
Ono Pharmaceutical Co. Ltd.	67,300	918,963
Security Description	Shares	Value
Oracle Corp.	6,900	$476,128
Oriental Land Co. Ltd.	212,500	5,920,832
ORIX Corp.	222,200	4,906,468
Osaka Gas Co. Ltd.	74,000	1,629,877
Otsuka Corp.	45,200	868,539
Otsuka Holdings Co. Ltd.	79,800	3,358,486
Pan Pacific International Holdings Corp.	74,800	1,750,262
Panasonic Holdings Corp.	460,700	3,771,863
Rakuten Group, Inc. (b)	293,700	1,515,241
Recruit Holdings Co. Ltd.	289,900	15,511,434
Renesas Electronics Corp.	294,300	5,505,089
Resona Holdings, Inc. (a)	416,700	2,757,535
Ricoh Co. Ltd.	104,000	889,295
Rohm Co. Ltd.	64,400	860,748
SBI Holdings, Inc.	55,400	1,400,670
SCREEN Holdings Co. Ltd.	15,000	1,352,107
SCSK Corp.	30,900	617,193
Secom Co. Ltd.	40,500	2,391,076
Seiko Epson Corp.	57,900	899,491
Sekisui Chemical Co. Ltd.	72,500	1,003,264
Sekisui House Ltd.	115,500	2,558,290
Seven & i Holdings Co. Ltd.	436,700	5,320,975
SG Holdings Co. Ltd.	62,100	572,319
Shimadzu Corp.	46,800	1,171,018
Shimano, Inc.	14,900	2,301,321
Shin-Etsu Chemical Co. Ltd.	351,500	13,630,840
Shionogi & Co. Ltd.	46,300	1,806,696
Shiseido Co. Ltd.	79,400	2,264,623
Shizuoka Financial Group, Inc.	96,100	922,407
SMC Corp.	11,300	5,362,688
SoftBank Corp.	556,900	6,801,132
SoftBank Group Corp.	201,100	12,989,115
Sompo Holdings, Inc.	175,400	3,745,487
Sony Group Corp.	244,800	20,757,628
Subaru Corp.	119,100	2,524,748
SUMCO Corp. (a)	67,300	968,750
Sumitomo Corp.	207,300	5,176,701
Sumitomo Electric Industries Ltd.	133,200	2,072,193
Sumitomo Metal Mining Co. Ltd.	49,900	1,513,193
Sumitomo Mitsui Financial Group, Inc.	245,800	16,388,195
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,856,422
Sumitomo Realty & Development Co. Ltd.	56,800	1,666,995
Suntory Beverage & Food Ltd. (a)	27,500	975,646
Suzuki Motor Corp.	307,000	3,532,618
Sysmex Corp.	94,800	1,526,960
T&D Holdings, Inc.	92,500	1,614,983
Taisei Corp.	35,000	1,294,822
Takeda Pharmaceutical Co. Ltd.	306,417	7,947,108
TDK Corp.	76,000	4,660,823

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Terumo Corp.	261,800	$4,317,763
TIS, Inc.	37,000	717,183
Toho Co. Ltd.	21,600	631,645
Tokio Marine Holdings, Inc.	367,100	13,704,062
Tokyo Electric Power Co. Holdings, Inc. (b)	308,400	1,660,674
Tokyo Electron Ltd.	91,900	19,938,518
Tokyo Gas Co. Ltd.	68,500	1,471,264
Tokyu Corp.	97,600	1,075,141
TOPPAN Holdings, Inc.	42,100	1,160,197
Toray Industries, Inc.	284,700	1,347,750
TOTO Ltd.	25,200	594,987
Toyota Industries Corp.	29,100	2,453,944
Toyota Motor Corp.	2,070,000	42,336,815
Toyota Tsusho Corp.	123,300	2,400,694
Trend Micro, Inc.	24,500	994,713
Unicharm Corp.	77,100	2,476,537
West Japan Railway Co.	88,200	1,642,167
Yakult Honsha Co. Ltd.	51,400	919,135
Yamaha Motor Co. Ltd. (a)	177,900	1,646,731
Yamato Holdings Co. Ltd.	44,200	485,936
Yaskawa Electric Corp.	47,000	1,687,921
Yokogawa Electric Corp.	47,700	1,153,506
Zensho Holdings Co. Ltd. (a)	17,800	680,530
ZOZO, Inc.	26,100	653,555
		734,196,011
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	846,541
LUXEMBOURG — 0.1%
ArcelorMittal SA	87,524	2,004,589
Eurofins Scientific SE	25,158	1,255,132
		3,259,721
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	1,939,493
Sands China Ltd. (b)	452,000	942,511
		2,882,004
NETHERLANDS — 4.8%
ABN AMRO Bank NV GDR (d)	87,824	1,444,825
Adyen NV (b) (d)	4,327	5,162,425
Aegon Ltd.	267,823	1,655,643
Akzo Nobel NV	33,109	2,014,815
Argenx SE (b)	11,813	5,173,117
ASM International NV	9,067	6,916,960
ASML Holding NV	78,280	80,893,128
ASR Nederland NV	31,991	1,526,086
BE Semiconductor Industries NV	15,042	2,517,337
Euronext NV (d)	16,963	1,572,579
EXOR NV	19,902	2,083,939
Heineken Holding NV	25,363	2,002,014
Heineken NV (a)	57,005	5,516,891
IMCD NV	10,647	1,475,433
ING Groep NV	639,773	10,944,777
Security Description	Shares	Value
JDE Peet's NV (a)	20,587	$410,393
Koninklijke Ahold Delhaize NV	184,038	5,441,929
Koninklijke KPN NV	784,471	3,009,911
Koninklijke Philips NV (b)	153,549	3,882,117
NN Group NV	50,866	2,368,705
OCI NV	16,158	394,662
Randstad NV	18,830	854,264
Universal Music Group NV (a)	163,234	4,860,003
Wolters Kluwer NV	48,246	8,004,348
		160,126,301
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	250,906	1,166,548
Fisher & Paykel Healthcare Corp. Ltd.	115,161	2,110,815
Mercury NZ Ltd.	110,118	440,514
Meridian Energy Ltd.	225,767	865,322
Spark New Zealand Ltd.	365,301	926,000
Xero Ltd. (b)	29,246	2,664,157
		8,173,356
NORWAY — 0.5%
Aker BP ASA	62,807	1,605,641
DNB Bank ASA	161,018	3,171,212
Equinor ASA	179,868	5,134,621
Gjensidige Forsikring ASA	44,580	798,860
Kongsberg Gruppen ASA	17,362	1,418,637
Mowi ASA	93,971	1,568,316
Norsk Hydro ASA	244,766	1,528,710
Orkla ASA	127,517	1,038,939
Salmar ASA	10,935	577,175
Telenor ASA	121,103	1,384,197
		18,226,308
POLAND — 0.0% (c)
InPost SA (b)	42,432	748,543
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	620,854	2,328,237
Galp Energia SGPS SA	85,737	1,812,045
Jeronimo Martins SGPS SA	58,707	1,148,276
		5,288,558
SINGAPORE — 1.5%
CapitaLand Ascendas REIT	684,715	1,293,393
CapitaLand Integrated Commercial Trust REIT	1,058,089	1,545,852
CapitaLand Investment Ltd.	514,482	1,009,793
DBS Group Holdings Ltd.	392,492	10,365,090
Genting Singapore Ltd.	1,255,700	801,462
Grab Holdings Ltd. Class A (b)	435,500	1,546,025
Keppel Ltd.	284,500	1,358,211
Oversea-Chinese Banking Corp. Ltd.	658,366	7,009,940
Sea Ltd. ADR (b)	71,500	5,106,530
Sembcorp Industries Ltd.	198,600	704,863
Singapore Airlines Ltd. (a)	281,049	1,430,908

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	167,000	$1,168,168
Singapore Technologies Engineering Ltd.	302,100	965,204
Singapore Telecommunications Ltd.	1,574,400	3,194,687
STMicroelectronics NV	134,331	5,307,429
United Overseas Bank Ltd.	250,190	5,783,769
		48,591,324
SOUTH AFRICA — 0.2%
Anglo American PLC	246,349	7,791,469
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	35,875	851,646
SPAIN — 2.5%
Acciona SA (a)	4,395	519,551
ACS Actividades de Construccion y Servicios SA (a)	41,481	1,790,739
Aena SME SA (d)	14,182	2,857,518
Amadeus IT Group SA	89,009	5,927,873
Banco Bilbao Vizcaya Argentaria SA	1,144,470	11,471,035
Banco de Sabadell SA	1,088,664	2,100,780
Banco Santander SA	3,121,007	14,485,266
CaixaBank SA	732,375	3,879,876
Cellnex Telecom SA (b) (d)	97,909	3,186,846
EDP Renovaveis SA	54,578	763,347
Endesa SA (a)	65,821	1,236,984
Grifols SA (b)	51,836	436,664
Iberdrola SA	1,128,433	14,651,864
Industria de Diseno Textil SA	214,200	10,642,817
Redeia Corp. SA (a)	82,554	1,443,949
Repsol SA	230,441	3,639,180
Telefonica SA (a)	877,578	3,724,557
		82,758,846
SWEDEN — 3.1%
Alfa Laval AB	54,344	2,381,546
Assa Abloy AB Class B	193,000	5,460,029
Atlas Copco AB Class A	527,465	9,921,534
Atlas Copco AB Class B	309,483	5,001,607
Beijer Ref AB (a)	64,338	993,302
Boliden AB	51,466	1,647,950
Epiroc AB Class A	124,832	2,493,057
Epiroc AB Class B	71,132	1,301,711
EQT AB (a)	72,909	2,156,248
Essity AB Class B	116,597	2,988,086
Evolution AB (d)	35,751	3,726,946
Fastighets AB Balder Class B (b)	128,686	882,436
Getinge AB Class B	45,194	768,369
H & M Hennes & Mauritz AB Class B (a)	107,069	1,694,974
Hexagon AB Class B	402,627	4,548,953
Holmen AB Class B	16,166	636,858
Husqvarna AB Class B	69,019	553,575
Industrivarden AB Class A	21,152	720,233
Security Description	Shares	Value
Industrivarden AB Class C (a)	27,759	$937,340
Indutrade AB	53,245	1,365,540
Investment AB Latour Class B	32,040	865,880
Investor AB Class B	337,737	9,254,903
L E Lundbergforetagen AB Class B (a)	16,401	811,517
Lifco AB Class B	48,109	1,321,950
Nibe Industrier AB Class B (a)	309,051	1,311,472
Saab AB Class B	62,876	1,513,983
Sagax AB Class B	40,834	1,045,701
Sandvik AB	211,927	4,250,467
Securitas AB Class B	85,873	853,038
Skandinaviska Enskilda Banken AB Class A	315,487	4,662,208
Skanska AB Class B	68,771	1,239,023
SKF AB Class B	62,384	1,253,547
Svenska Cellulosa AB SCA Class B	119,298	1,763,527
Svenska Handelsbanken AB Class A	294,018	2,802,697
Swedbank AB Class A	167,530	3,450,199
Swedish Orphan Biovitrum AB (a) (b)	40,740	1,090,996
Tele2 AB Class B	102,295	1,030,658
Telefonaktiebolaget LM Ericsson Class B	563,153	3,499,034
Telia Co. AB	465,670	1,250,118
Trelleborg AB Class B	43,518	1,694,663
Volvo AB Class A	41,104	1,072,798
Volvo AB Class B	311,136	7,964,814
Volvo Car AB Class B (b)	162,746	503,827
		104,687,314
SWITZERLAND — 6.2%
ABB Ltd.	312,070	17,336,450
Adecco Group AG	34,448	1,143,155
Alcon, Inc.	96,557	8,619,856
Avolta AG	19,349	751,480
Bachem Holding AG	5,589	512,812
Baloise Holding AG	9,114	1,604,535
Banque Cantonale Vaudoise	5,007	531,290
Barry Callebaut AG	659	1,073,643
BKW AG	3,766	600,565
Chocoladefabriken Lindt & Spruengli AG (e)	197	2,299,722
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,425,773
Cie Financiere Richemont SA Class A	104,885	16,370,044
Clariant AG	36,220	569,943
DSM-Firmenich AG	37,301	4,221,610
EMS-Chemie Holding AG	1,465	1,200,726
Geberit AG	6,366	3,760,375
Givaudan SA	1,817	8,613,866
Helvetia Holding AG	7,286	985,142
Julius Baer Group Ltd.	40,892	2,284,418

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG	9,117	$2,621,670
Logitech International SA	30,338	2,934,541
Lonza Group AG	14,411	7,864,628
Novartis AG	386,576	41,372,150
Partners Group Holding AG	4,420	5,676,252
Sandoz Group AG	81,185	2,939,862
Schindler Holding AG (e)	7,626	1,916,260
Schindler Holding AG (e)	4,669	1,163,873
SGS SA	29,984	2,669,397
SIG Group AG	64,401	1,178,941
Sika AG	29,970	8,578,104
Sonova Holding AG	10,000	3,089,250
Straumann Holding AG	22,133	2,741,379
Swatch Group AG	9,691	395,793
Swatch Group AG Bearer Shares	5,970	1,222,767
Swiss Life Holding AG	5,911	4,345,434
Swiss Prime Site AG	15,571	1,476,351
Swisscom AG	4,954	2,786,832
Temenos AG	13,922	960,565
UBS Group AG	641,272	18,875,634
VAT Group AG (d)	5,270	2,987,467
Zurich Insurance Group AG	28,567	15,230,859
		207,933,414
UNITED KINGDOM — 10.4%
3i Group PLC	188,774	7,316,368
Admiral Group PLC	50,731	1,676,974
Ashtead Group PLC	86,395	5,768,571
Associated British Foods PLC	67,556	2,112,734
AstraZeneca PLC	302,601	47,263,894
Auto Trader Group PLC (d)	181,317	1,836,372
Aviva PLC	524,755	3,161,490
BAE Systems PLC	590,436	9,852,082
Barclays PLC	2,917,698	7,704,776
Barratt Developments PLC	201,739	1,204,196
Berkeley Group Holdings PLC	19,641	1,139,117
British American Tobacco PLC	394,989	12,133,121
BT Group PLC (a)	1,299,617	2,305,733
Bunzl PLC	64,006	2,435,389
Burberry Group PLC	72,606	805,655
Centrica PLC	985,151	1,679,949
CK Hutchison Holdings Ltd.	513,500	2,459,833
Coca-Cola Europacific Partners PLC	40,900	2,980,383
Compass Group PLC	334,681	9,138,313
Croda International PLC	24,415	1,218,471
DCC PLC	19,766	1,384,235
Diageo PLC	435,622	13,708,918
Entain PLC	111,995	891,909
Flutter Entertainment PLC (b)	35,246	6,444,801
Halma PLC	74,025	2,532,138
Hargreaves Lansdown PLC	60,927	871,841
HSBC Holdings PLC	3,705,633	32,035,850
Imperial Brands PLC	164,519	4,209,280
Informa PLC	265,029	2,867,127
Security Description	Shares	Value
InterContinental Hotels Group PLC	32,313	$3,400,908
Intertek Group PLC	29,942	1,814,513
J Sainsbury PLC	297,317	958,388
JD Sports Fashion PLC	501,204	757,118
Kingfisher PLC	387,068	1,217,360
Land Securities Group PLC REIT	143,450	1,123,371
Legal & General Group PLC	1,142,116	3,277,308
Lloyds Banking Group PLC	12,455,963	8,619,128
London Stock Exchange Group PLC	89,035	10,579,615
M&G PLC	451,336	1,163,889
Melrose Industries PLC	259,564	1,815,787
National Grid PLC	943,100	10,522,112
NatWest Group PLC	1,287,981	5,076,528
Next PLC	23,179	2,647,599
Pearson PLC	118,312	1,481,822
Persimmon PLC	66,397	1,134,766
Phoenix Group Holdings PLC	145,994	962,433
Reckitt Benckiser Group PLC	138,503	7,496,993
RELX PLC	369,453	16,995,052
Rentokil Initial PLC	497,108	2,898,153
Rolls-Royce Holdings PLC (b)	1,653,839	9,549,938
Sage Group PLC	196,294	2,700,951
Schroders PLC	159,095	731,645
Segro PLC REIT	243,591	2,765,767
Severn Trent PLC	53,275	1,602,809
Smith & Nephew PLC	170,731	2,116,340
Smiths Group PLC	69,123	1,489,801
Spirax Group PLC	13,830	1,482,516
SSE PLC	213,363	4,826,497
Standard Chartered PLC	428,224	3,875,835
Taylor Wimpey PLC	714,533	1,283,957
Tesco PLC	1,361,180	5,265,241
Unilever PLC	491,934	27,019,534
United Utilities Group PLC	127,120	1,578,963
Vodafone Group PLC	4,402,603	3,882,373
Whitbread PLC	37,255	1,401,047
Wise PLC Class A (b)	120,682	1,039,656
WPP PLC	202,958	1,858,514
		347,553,747
UNITED STATES — 8.8%
BP PLC	3,275,568	19,676,339
CSL Ltd.	94,263	18,584,519
CyberArk Software Ltd. (b)	8,300	2,269,386
Experian PLC	178,017	8,294,650
Ferrovial SE	103,333	4,015,693
GSK PLC	808,397	15,629,872
Haleon PLC	1,355,696	5,528,508
Holcim AG	102,812	9,109,605
James Hardie Industries PLC CDI (b)	83,188	2,627,851
Monday.com Ltd. (b)	7,400	1,781,624
Nestle SA	521,850	53,265,170
Qiagen NV (b)	41,566	1,717,340

See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Roche Holding AG	137,822	$38,266,847
Roche Holding AG Bearer Shares (a)	6,283	1,914,406
Sanofi SA	221,894	21,389,081
Schneider Electric SE	106,018	25,486,052
Shell PLC	1,255,740	44,986,356
Stellantis NV	435,390	8,618,646
Swiss Re AG	58,539	7,263,631
Tenaris SA	92,921	1,429,090
		291,854,666
TOTAL COMMON STOCKS (Cost $2,221,704,384)		3,233,522,210

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Amplifon SpA (expiring 07/09/24) (b) (Cost $0)	25,292	1
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	63,824,341	63,843,489
State Street Navigator Securities Lending Portfolio II (h) (i)	69,729,838	69,729,838
TOTAL SHORT-TERM INVESTMENTS (Cost $133,569,037)		133,573,327
TOTAL INVESTMENTS — 101.0% (Cost $2,355,273,421)		3,367,095,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(34,974,092)
NET ASSETS — 100.0%		$3,332,121,446

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	820	09/20/2024	$96,199,259	$96,071,200	$(128,059)

During the period ended June 30, 2024, the average notional value related to futures contracts was $95,881,439.
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,231,907,098	$—	$—	$3,231,907,098
Preferred Stocks	1,615,112	—	—	1,615,112
Rights	—	1	—	1
Short-Term Investments	133,573,327	—	—	133,573,327
TOTAL INVESTMENTS	$3,367,095,537	$1	$—	$3,367,095,538
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(128,059)	$—	$—	$(128,059)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(128,059)	$—	$—	$(128,059)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$220,975,290	$207,018,966	$(14,464)	$5,591	63,824,341	$63,843,489	$2,041,675
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	223,583,391	192,195,429	—	—	69,729,838	69,729,838	399,155
Total		$88,237,914	$444,558,681	$399,214,395	$(14,464)	$5,591		$133,573,327	$2,440,830
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,233,522,211
Investments in affiliated issuers, at value	133,573,327
Total Investments	3,367,095,538
Foreign currency, at value	8,421,440
Net cash at broker	3,284,911
Cash	16
Receivable for investments sold	3,977,687
Dividends receivable — unaffiliated issuers	4,191,842
Dividends receivable — affiliated issuers	332,017
Securities lending income receivable — unaffiliated issuers	4,672
Securities lending income receivable — affiliated issuers	37,173
Receivable for foreign taxes recoverable	15,366,890
TOTAL ASSETS	3,402,712,186
LIABILITIES
Payable upon return of securities loaned	69,729,838
Payable to broker – accumulated variation margin on open futures contracts	125,795
Advisory fee payable	513,957
Custodian fees payable	176,459
Trustees’ fees and expenses payable	434
Professional fees payable	27,254
Printing and postage fees payable	16,651
Accrued expenses and other liabilities	352
TOTAL LIABILITIES	70,590,740
NET ASSETS	$3,332,121,446
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,221,704,384
Investments in affiliated issuers	133,569,037
Total cost of investments	$2,355,273,421
Foreign currency, at cost	$8,457,365
* Includes investments in securities on loan, at value	$83,831,215
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$93,535
Dividend income — unaffiliated issuers	68,165,158
Dividend income — affiliated issuers	2,041,675
Unaffiliated securities lending income	89,353
Affiliated securities lending income	399,155
Foreign taxes withheld	(7,284,885)
TOTAL INVESTMENT INCOME (LOSS)	63,503,991
EXPENSES
Advisory fee	1,953,079
Custodian fees	175,481
Trustees’ fees and expenses	23,250
Professional fees and expenses	30,207
Printing and postage fees	1,306
Insurance expense	691
Miscellaneous expenses	37,965
TOTAL EXPENSES	2,221,979
NET INVESTMENT INCOME (LOSS)	$61,282,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,521,030)
Investments — affiliated issuers	(14,464)
Foreign currency transactions	(1,067,529)
Futures contracts	3,326,378
Net realized gain (loss)	(7,276,645)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	111,565,940
Investments — affiliated issuers	5,591
Foreign currency translations	(152,347)
Futures contracts	(688,941)
Net change in unrealized appreciation/depreciation	110,730,243
NET REALIZED AND UNREALIZED GAIN (LOSS)	103,453,598
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$164,735,610
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,282,012	$92,131,039
Net realized gain (loss)	(7,276,645)	8,420,539
Net change in unrealized appreciation/depreciation	110,730,243	436,496,605
Net increase (decrease) in net assets resulting from operations	164,735,610	537,048,183
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	234,548,923	301,726,937
Withdrawals	(91,689,448)	(1,277,675,618)
Net increase (decrease) in net assets from capital transactions	142,859,475	(975,948,681)
Net increase (decrease) in net assets during the period	307,595,085	(438,900,498)
Net assets at beginning of period	3,024,526,361	3,463,426,859
NET ASSETS AT END OF PERIOD	$3,332,121,446	$3,024,526,361
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.32%	18.28%	(14.64)%	11.25%	7.96%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,332,121	$3,024,526	$3,463,427	$4,346,560	$3,655,822	$3,726,406
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.14%	0.14%	0.15%
Net investment income (loss)	3.84%(b)	2.92%	2.98%	2.67%	2.35%	3.17%
Portfolio turnover rate	2%(c)	8%	18%	7%	8%	3%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$125,795	$—	$125,795
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$3,326,378	$—	$3,326,378

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(688,941)	$—	$(688,941)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$233,568,198	$56,260,093

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,505,260,804	$1,120,307,319	$258,600,644	$861,706,675
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 83,831,215	$ 69,729,838	$ 18,671,836	$ 88,401,674
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$69,729,838	$—	$—	$—	$69,729,838	$69,729,838
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2024.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2023 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Portfolio’s performance was above the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Portfolio is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 6, 2024